UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3518

Fidelity Newbury Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2006

Item 1. Reports to Stockholders

Fidelity®

Cash Management
Funds

Treasury Fund
Prime Fund
Tax-Exempt Fund

Annual Report

October 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>
Investment Changes, Schedules of Investments & Financial Statements
Treasury Fund	<Click Here>
Prime Fund	<Click Here>
Tax-Exempt Fund	<Click Here>
Notes to the Financial Statements	<Click Here>
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Treasury Fund and Prime Fund seek to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term money market securities. Treasury Fund invests in money market securities issued by the U.S. Treasury and backed by the full faith and credit of the U.S. Government. Prime Fund invests in a broad range of money market securities. Tax-Exempt Fund seeks to provide as high a level of current income, exempt from federal income taxes, as is consistent with liquidity and stability of principal by investing in municipal money market securities.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 to October 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 to October 31, 2006
Treasury
Daily Money Class
Actual	$ 1,000.00	$ 1,022.80	$ 3.57
Hypothetical A	$ 1,000.00	$ 1,021.68	$ 3.57
Capital Reserves Class
Actual	$ 1,000.00	$ 1,021.50	$ 4.84
Hypothetical A	$ 1,000.00	$ 1,020.42	$ 4.84
Advisor B Class
Actual	$ 1,000.00	$ 1,018.90	$ 7.38
Hypothetical A	$ 1,000.00	$ 1,017.90	$ 7.38
Advisor C Class
Actual	$ 1,000.00	$ 1,019.00	$ 7.38
Hypothetical A	$ 1,000.00	$ 1,017.90	$ 7.38
Prime
Daily Money Class
Actual	$ 1,000.00	$ 1,023.40	$ 3.57
Hypothetical A	$ 1,000.00	$ 1,021.68	$ 3.57
Capital Reserves Class
Actual	$ 1,000.00	$ 1,022.10	$ 4.84
Hypothetical A	$ 1,000.00	$ 1,020.42	$ 4.84
Tax-Exempt
Daily Money Class
Actual	$ 1,000.00	$ 1,014.80	$ 3.55
Hypothetical A	$ 1,000.00	$ 1,021.68	$ 3.57
Capital Reserves Class
Actual	$ 1,000.00	$ 1,013.50	$ 4.82
Hypothetical A	$ 1,000.00	$ 1,020.42	$ 4.84
Fidelity Tax-Free Money Market Fund
Actual	$ 1,000.00	$ 1,016.00	$ 2.29
Hypothetical A	$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Shareholder Expense Example - continued

Annualized Expense Ratio
Treasury
Daily Money Class	.70%
Capital Reserves Class	.95%
Advisor B Class	1.45%
Advisor C Class	1.45%
Prime
Daily Money Class	.70%
Capital Reserves Class	.95%
Tax-Exempt
Daily Money Class	.70%
Capital Reserves Class	.95%
Fidelity Tax-Free Money Market Fund	.45%

Annual Report

Treasury Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/06	% of fund's investments 4/30/06	% of fund's investments 10/31/05
0 - 30	100.0	94.5	95.3
31 - 90	0.0	2.7	0.0
91 - 180	0.0	1.7	3.7
181 - 397	0.0	1.1	1.0
Weighted Average Maturity
	10/31/06	4/30/06	10/31/05
Treasury Fund	11 Days	11 Days	8 Days
All Taxable Money Market Funds Average*	42 Days	38 Days	35 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2006	As of April 30, 2006
U.S. Treasury Obligations 0.0%	U.S. Treasury Obligations 5.3%
Repurchase Agreements 100.2%	Repurchase Agreements 93.8%
Net Other Assets** (0.2)%	Net Other Assets 0.9%

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Treasury Fund

Investments October 31, 2006

Showing Percentage of Net Assets

Repurchase Agreements - 100.2%
	Maturity Amount (000s)	Value (Note 1) (000s)
In a joint trading account at:
5.29% dated 10/31/06 due 11/1/06 (Collateralized by U.S. Treasury Obligations) #	$ 2,298,403	$ 2,298,066
5.3% dated 10/31/06 due 11/1/06 (Collateralized by U.S. Treasury Obligations) #	52,007	51,999
With:
Merrill Lynch Government Securities, Inc. at:
5.1%, dated 3/30/06 due 3/30/07 (Collateralized by U.S. Treasury Obligations valued at $26,538,669, 3.38%, 1/15/07)	26,293	25,000
5.25%, dated 9/6/06 due 1/4/07 (Collateralized by U.S. Treasury Obligations valued at $79,949,988, 3.38%, 1/15/07)	78,348	77,000
UBS Warburg LLC at:
5.23%, dated 10/10/06 due 4/9/07 (Collateralized by U.S. Treasury Obligations valued at $60,101,924, 4.63%, 10/31/11)	56,446	55,000
5.25%, dated 6/7/06 due 1/3/07 (Collateralized by U.S. Treasury Obligations valued at $72,320,200, 4.63%, 10/31/11)	68,021	66,000
5.4%, dated 7/20/06 due 1/16/07 (Collateralized by U.S. Treasury Obligations valued at $72,301,352, 4.5% - 4.63%, 10/31/11 - 11/15/15)	66,755	65,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,638,065)		2,638,065
NET OTHER ASSETS - (0.2)%		(6,361)
NET ASSETS - 100%		$ 2,631,704
Legend
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,298,066,000 due 11/01/06 at 5.29%
BNP Paribas Securities Corp.	$ 104,031
Barclays Capital, Inc.	90,303
Bear Stearns & Co., Inc.	346,769
Credit Suisse Securities (USA) LLC	231,179
Deutsche Bank Securities, Inc.	647,303
J.P. Morgan Securities, Inc.	346,769
Merrill Lynch, Pierce, Fenner & Smith, Inc.	531,712
$ 2,298,066
$51,999,000 due 11/01/06 at 5.30%
BNP Paribas Securities Corp.	$ 28,392
Banc of America Securities LLC	7,323
Barclays Capital, Inc.	16,284
$ 51,999
Income Tax Information
At October 31, 2006, the fund had a capital loss carryforward of approximately $92,000 of which $43,000 and $49,000 will expire on October 31, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2006

Assets
Investment in securities, at value (including repurchase agreements of $2,638,065) - See accompanying schedule: Unaffiliated issuers (cost $2,638,065)		$ 2,638,065
Receivable for fund shares sold		30,776
Interest receivable		4,344
Receivable from investment adviser for expense reductions		34
Other receivables		6
Total assets		2,673,225

Liabilities
Payable for fund shares redeemed	$ 38,846
Distributions payable	758
Accrued management fee	539
Distribution fees payable	894
Other affiliated payables	447
Other payables and accrued expenses	37
Total liabilities		41,521

Net Assets		$ 2,631,704
Net Assets consist of:
Paid in capital		$ 2,631,745
Undistributed net investment income		51
Accumulated undistributed net realized gain (loss) on investments		(92)
Net Assets		$ 2,631,704

Daily Money Class: Net Asset Value, offering price and redemption price per share ($1,324,899 ÷ 1,325,111 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($1,113,861 ÷ 1,113,640 shares)		$ 1.00

Advisor B Class: Net Asset Value and offering price per share ($82,515 ÷ 82,534 shares)A		$ 1.00

Advisor C Class: Net Asset Value and offering price per share ($110,429 ÷ 110,447 shares)A		$ 1.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2006

Investment Income
Interest		$ 107,562

Expenses
Management fee	$ 5,554
Transfer agent fees	4,563
Distribution fees	9,418
Accounting fees and expenses	225
Custodian fees and expenses	3
Independent trustees' compensation	9
Registration fees	726
Audit	53
Legal	7
Miscellaneous	59
Total expenses before reductions	20,617
Expense reductions	(1,175)	19,442
Net investment income		88,120
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		5
Net increase in net assets resulting from operations		$ 88,125

See accompanying notes which are an integral part of the financial statements.

Annual Report

Treasury Fund

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2006	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 88,120	$ 39,027
Net realized gain (loss)	5	(22)
Net increase in net assets resulting from operations	88,125	39,005
Distributions to shareholders from net investment income	(88,121)	(39,017)
Share transactions - net increase (decrease)	668,430	1,626
Total increase (decrease) in net assets	668,434	1,614

Net Assets
Beginning of period	1,963,270	1,961,656
End of period (including undistributed net investment income of $51 and undistributed net investment income of $52, respectively)	$ 2,631,704	$ 1,963,270

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.041	.021	.005	.005	.013
Distributions from net investment income	(.041)	(.021)	(.005)	(.005)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.16%	2.16%	.51%	.55%	1.28%
Ratios to Average Net Assets B
Expenses before reductions	.75%	.74%	.75%	.75%	.73%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.70%	.70%	.70%	.70%	.70%
Net investment income	4.13%	2.14%	.50%	.56%	1.27%
Supplemental Data
Net assets, end of period (in millions)	$ 1,325	$ 982	$ 1,010	$ 1,151	$ 1,373

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.038	.019	.003	.003	.010
Distributions from net investment income	(.038)	(.019)	(.003)	(.003)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	3.90%	1.91%	.26%	.31%	1.03%
Ratios to Average Net Assets B
Expenses before reductions	1.00%	.99%	.99%	1.00%	.98%
Expenses net of fee waivers, if any	.95%	.95%	.95%	.94%	.95%
Expenses net of all reductions	.95%	.95%	.95%	.94%	.95%
Net investment income	3.88%	1.89%	.25%	.31%	1.04%
Supplemental Data
Net assets, end of period (in millions)	$ 1,114	$ 764	$ 674	$ 852	$ 946

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor B Class

Years ended October 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.033	.014	.001	.001	.005
Distributions from net investment income	(.033)	(.014)	(.001)	(.001)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	3.38%	1.40%	.12%	.11%	.53%
Ratios to Average Net Assets C
Expenses before reductions	1.50%	1.49%	1.49%	1.50%	1.48%
Expenses net of fee waivers, if any	1.45%	1.45%	1.07%	1.15%	1.45%
Expenses net of all reductions	1.45%	1.45%	1.07%	1.15%	1.45%
Net investment income	3.38%	1.39%	.12%	.12%	.52%
Supplemental Data
Net assets, end of period (in millions)	$ 83	$ 112	$ 161	$ 229	$ 301

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Advisor C Class

Years ended October 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.033	.014	.001	.001	.005
Distributions from net investment income	(.033)	(.014)	(.001)	(.001)	(.005)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A, B	3.38%	1.40%	.12%	.11%	.52%
Ratios to Average Net Assets C
Expenses before reductions	1.50%	1.49%	1.50%	1.50%	1.48%
Expenses net of fee waivers, if any	1.45%	1.45%	1.10%	1.15%	1.45%
Expenses net of all reductions	1.45%	1.45%	1.10%	1.15%	1.45%
Net investment income	3.38%	1.39%	.10%	.12%	.50%
Supplemental Data
Net assets, end of period (in millions)	$ 110	$ 105	$ 117	$ 110	$ 148

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the contingent deferred sales charge.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/06	% of fund's investments 4/30/06	% of fund's investments 10/31/05
0 - 30	61.8	73.4	68.6
31 - 90	20.6	19.5	26.0
91 - 180	11.7	1.9	2.7
181 - 397	5.9	5.2	2.7
Weighted Average Maturity
	10/31/06	4/30/06	10/31/05
Prime Fund	50 Days	36 Days	30 Days
All Taxable Money Market Funds Average A	42 Days	38 Days	35 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2006 *		As of April 30, 2006 **
	Commercial Paper 20.4%		Commercial Paper 29.4%
	Bank CDs, BAs, TDs, and Notes 56.7%		Bank CDs, BAs, TDs, and Notes 52.9%
	Government Securities 2.0%		Government Securities 0.2%
	Repurchase Agreements 19.7%		Repurchase Agreements 19.6%
	Other Investments 0.7%		Other Investments 0.2%
	Net Other Assets 0.5%		Net Other Assets(dagger) (2.3)%
* Foreign investments	36.8%	** Foreign investments	35.7%

(dagger)Net Other Assets are not included in the pie chart.

A Source: iMoneyNet, Inc.

Annual Report

Prime Fund

Investments October 31, 2006

Showing Percentage of Net Assets

Certificates of Deposit - 24.0%
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 0.1%
Washington Mutual Bank FA
7/5/07	5.75%	$ 25,000	$ 25,000

London Branch, Eurodollar, Foreign Banks - 12.6%
Barclays Bank PLC
6/11/07	5.44	50,000	50,000
Bayerische Hypo-und Vereinsbank AG
4/5/07	5.33	50,000	50,000
Calyon
11/10/06 to 2/12/07	4.93 to 5.00	120,000	120,000
Credit Agricole SA
11/8/06 to 4/12/07	5.10 to 5.40	500,000	500,003
Credit Industriel et Commercial
11/1/06 to 3/30/07	4.76 to 5.38	429,000	429,000
Deutsche Bank AG
1/30/07	4.86	75,000	75,000
Dresdner Bank AG
3/5/07	5.40	43,000	43,000
HBOS Treasury Services PLC
12/5/06 to 6/20/07	5.35 to 5.40	237,000	237,000
Landesbank Hessen-Thuringen
12/7/06 to 4/17/07	5.35 to 5.36	245,000	245,000
Norddeutsche Landesbank
11/8/06	5.32	30,000	30,000
Societe Generale
12/6/06 to 7/25/07	4.80 to 5.39	200,000	200,000
			1,979,003
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - 11.3%
BNP Paribas SA
11/3/06 to 6/11/07	4.86 to 5.45%	$ 250,000	$ 250,000
Canadian Imperial Bank of Commerce
11/15/06 to 11/24/06	5.30 to 5.40 (c)	185,000	185,000
Credit Industriel et Commercial
11/22/06	5.30	30,000	30,000
Credit Suisse First Boston
12/12/06 to 1/22/07	5.35 to 5.37 (c)	240,000	240,000
Credit Suisse Group
6/4/07	5.40 to 5.44	75,000	75,000
DEPFA BANK PLC
1/25/07	5.33	45,000	45,000
Deutsche Bank AG
12/4/06 to 2/27/07	4.90 to 5.45 (c)	150,000	150,000
HBOS Treasury Services PLC
4/17/07 to 5/23/07	5.35 to 5.36	100,000	100,000
Landesbank Baden-Wuert
4/13/07	5.35	60,000	60,001
Mizuho Corporate Bank Ltd.
11/7/06 to 1/29/07	5.35 to 5.56	394,000	394,000
Sumitomo Mitsui Banking Corp.
11/14/06 to 1/26/07	5.34 to 5.40	194,000	194,000
Unicredito Italiano Spa
11/20/06	5.26	50,000	50,000
			1,773,001
TOTAL CERTIFICATES OF DEPOSIT			3,777,004
Commercial Paper - 20.4%

Aegis Finance LLC
11/10/06	5.06	17,000	16,978
Aquifer Funding LLC
11/6/06 to 11/7/06	5.31	305,000	304,764
Aspen Funding Corp.
12/22/06	5.33	15,000	14,888
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
Bavaria TRR Corp.
11/6/06 to 11/22/06	5.32 to 5.33%	$ 290,000	$ 289,218
Caisse Nat Des Caisses D Epargne
2/7/07	5.34 (b)	35,000	34,501
Capital One Multi-Asset Execution Trust
11/8/06	5.33	59,500	59,439
Citigroup Funding, Inc.
11/17/06	5.33	25,000	24,941
Cullinan Finance Corp.
1/23/07	5.56 (b)	20,000	19,751
Davis Square Funding V Corp.
11/27/06 to 12/14/06	5.37	47,000	46,786
DEPFA BANK PLC
3/20/07	5.35	40,000	39,192
Emerald (MBNA Credit Card Master Note Trust)
11/1/06 to 1/26/07	5.33 to 5.47	361,000	359,453
FCAR Owner Trust
11/2/06 to 1/24/07	5.33 to 5.57	237,000	235,707
Giro Funding US Corp.
12/4/06	5.35	28,000	27,864
Grampian Funding LLC
1/26/07 to 4/10/07	5.32 to 5.35	204,000	200,467
Grenadier Funding Corp.
11/16/06 to 12/28/06	5.33 to 5.36	51,717	51,379
Kestrel Funding (US) LLC
1/17/07	5.34 (b)	9,000	8,899
Michigan Gen. Oblig.
10/4/07	5.41	28,300	28,300
Monument Gardens Funding
11/1/06 to 12/11/06	5.32 to 5.36	128,000	127,776
Motown Notes Program
11/2/06 to 1/19/07	5.37 to 5.52	126,000	125,322
Nelnet Student Funding Ext Cp LLC
12/15/06 to 1/11/07	5.34 to 5.36	37,000	36,630
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
Paradigm Funding LLC
1/22/07 to 3/26/07	5.33 to 5.39%	$ 168,000	$ 165,573
Park Granada LLC
11/1/06 to 12/4/06	5.35 to 5.36	43,000	42,880
Park Sienna LLC
11/6/06 to 12/27/06	5.32 to 5.33	311,000	309,638
Scaldis Capital LLC
4/13/07	5.36	5,971	5,830
Strand Capital LLC
11/16/06 to 2/20/07	5.34 to 5.38	207,000	205,177
Stratford Receivables Co. LLC
11/7/06 to 1/25/07	5.32 to 5.35	234,993	233,621
Thames Asset Global Securities No. 1, Inc.
11/7/06 to 12/14/06	5.32 to 5.35	30,000	29,918
Toronto Dominion Holdings (USA)
12/8/06	5.35	50,000	49,733
UniCredito Italiano Bank (Ireland) PLC
3/13/07 to 4/16/07	5.35 to 5.36	103,000	100,708
Zenith Funding Corp.
12/13/06	5.36 (b)	17,000	16,895
TOTAL COMMERCIAL PAPER			3,212,228
Federal Agencies - 2.0%

Fannie Mae - 0.9%
9/5/07	5.41 to 5.53	150,000	150,000
Federal Home Loan Bank - 1.1%
8/15/07 to 9/14/07	5.42 to 5.56	171,000	170,996
TOTAL FEDERAL AGENCIES			320,996
Bank Notes - 0.1%
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
M&I Marshall & Ilsley Bank
11/15/06	5.30% (c)	$ 11,000	$ 11,000
Master Notes - 2.6%

Asset Funding Co. III LLC
11/6/06	5.39 (c)(e)	88,000	88,000
Bear Stearns Companies, Inc.
11/7/06	5.37 (c)(e)	30,000	30,000
Goldman Sachs Group, Inc.
11/9/06 to 11/13/06	5.37 to 5.45 (c)(e)	282,000	282,000
TOTAL MASTER NOTES			400,000
Medium-Term Notes - 28.4%

AIG Matched Funding Corp.
11/15/06 to 2/15/07	5.37 to 5.40 (c)	156,000	156,000
2/15/07 to 11/15/07	5.34 to 5.37 (b)	172,000	172,000
Allstate Life Global Funding II
11/8/06 to 11/27/06	5.33 to 5.38 (b)(c)	40,000	40,000
American Express Credit Corp.
11/6/06	5.42 (c)	50,000	50,003
ASIF Global Financing XXX
11/24/06	5.33 (b)(c)	55,000	55,000
Australia & New Zealand Banking Group Ltd.
11/24/06	5.32 (b)(c)	40,000	40,000
Banque Federative du Credit Mutuel (BFCM)
11/13/06	5.32 (b)(c)	86,000	86,000
Bayerische Landesbank Girozentrale
11/20/06 to 1/17/07	5.38 to 5.43 (c)	190,000	190,000
BMW U.S. Capital LLC
11/15/06	5.32 (c)	17,000	17,000
BNP Paribas SA
11/27/06	5.31 (b)(c)	75,000	75,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
Caja Madrid SA
1/19/07	5.37% (c)	$ 46,000	$ 46,000
Calyon New York Branch
11/2/06	5.26 (c)	54,000	53,986
Commonwealth Bank of Australia
11/24/06	5.32 (c)	33,000	33,000
Credit Agricole SA
1/23/07	5.34 (c)	75,000	75,000
Cullinan Finance Corp.
11/27/06 to 6/25/07	5.28 to 5.38 (b)(c)	158,000	157,980
Cullinan Finance Ltd./Corp. Mtn 144A
10/15/07	5.41 (b)	43,000	43,000
DnB Nor ASA
11/27/06	5.31 (b)(c)	150,000	150,000
Eli Lilly Services, Inc.
12/1/06	5.31 (b)(c)	30,000	30,000
General Electric Capital Corp.
11/7/06 to 11/17/06	5.34 to 5.45 (c)	333,500	333,523
Genworth Life Insurance Co.
12/1/06	5.40 (c)(e)	45,000	45,000
Harrier Finance Funding LLC
12/20/06	5.37 (b)(c)	10,000	10,000
Hartford Life Global Funding Trust
11/15/06	5.34 (c)	40,000	40,000
HBOS Treasury Services PLC
11/20/06	5.46 (b)(c)	10,000	10,002
12/27/06	5.46 (c)	85,000	85,000
HSBC Finance Corp.
11/24/06	5.35 (c)	45,000	45,000
HSBC USA, Inc.
11/15/06	5.30 (c)	50,000	50,000
HSH Nordbank AG
11/24/06	5.35 (b)(c)	47,000	47,000
ING USA Annuity & Life Insurance Co.
12/26/06	5.48 (c)(e)	25,000	25,000
Intesa Bank Ireland PLC
11/27/06	5.32 (b)(c)	150,000	150,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
K2 (USA) LLC
12/11/06	5.36% (b)(c)	$ 39,000	$ 38,997
Kestrel Funding PLC US LLC 144A
1/26/07	5.34 (b)(c)	9,000	9,000
Merrill Lynch & Co., Inc.
11/6/06 to 11/15/06	5.33 to 5.38 (c)	99,000	99,015
Metropolitan Life Insurance Co.
11/17/06	5.49 (c)(e)	5,000	5,000
11/6/06	5.33 (b)(c)	32,148	32,148
Morgan Stanley
11/1/06 to 11/27/06	5.38 to 5.45 (c)	124,000	124,001
Natexis Banques Populaires NY CD
11/2/06	5.28 (c)	147,000	146,981
Nordea Bank AB
11/2/06	5.26 (c)	75,000	74,980
Pacific Life Global Funding
11/13/06	5.37 (c)	5,000	5,000
11/6/06	5.37 (b)(c)	22,500	22,500
RACERS
11/22/06	5.34 (b)(c)	95,000	95,000
Royal Bank of Canada
11/10/06	5.35 (c)	10,000	10,000
Royal Bank of Scotland PLC
11/21/06	5.31 (b)(c)	100,000	100,000
Security Life of Denver Insurance Co.
11/28/06	5.48 (c)(e)	18,000	18,000
Sigma Finance, Inc.
11/15/06 to 12/11/06	5.32 to 5.36 (b)(c)	116,000	115,993
Skandinaviska Enskilda Banken
11/6/06	5.27 (c)	95,000	94,979
Societe Generale
11/2/06	5.29 (b)(c)	44,000	44,000
11/30/06	5.27 (c)	275,000	274,948
Travelers Insurance Co.
11/17/06 to 1/1/07	5.46 to 5.52 (c)(e)	40,000	40,000
UniCredito Italiano Bank (Ireland) PLC
11/15/06	5.33 (b)(c)	110,000	110,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
UniCredito Italiano Bank (Ireland) PLC - continued
11/30/06	5.29% (c)	$ 60,000	$ 59,990
Wachovia Asset Securitization Issuance LLC
11/27/06	5.31 (b)(c)	10,967	10,967
Washington Mutual Bank
11/16/06 to 11/30/06	5.38 to 5.46 (c)	157,000	157,004
Washington Mutual Bank FA
1/31/07	5.36 (b)(c)	139,000	139,000
11/15/06 to 11/24/06	5.30 (c)	63,000	63,000
Washington Mutual Bank, California
11/28/06	5.44 (c)	6,000	6,001
Wells Fargo & Co.
11/2/06 to 11/15/06	5.33 to 5.37 (c)	135,000	135,000
WestLB AG
11/10/06 to 12/29/06	5.36 to 5.40 (b)(c)	102,000	102,000
Westpac Banking Corp.
12/11/06	5.43 (c)	20,000	20,000
TOTAL MEDIUM-TERM NOTES			4,463,998
Short-Term Notes - 1.6%

Hartford Life Insurance Co.
12/1/06	5.55 (c)(e)	20,000	20,000
Jackson National Life Insurance Co.
1/1/07	5.42 (c)(e)	25,000	25,000
Metropolitan Life Insurance Co.
11/1/06 to 1/2/07	5.49 to 5.63 (c)(e)	45,000	45,000
11/28/06	5.42 (b)(c)	15,000	15,000
Monumental Life Insurance Co.
12/1/06	5.46 to 5.49 (c)(e)	38,000	38,000
New York Life Insurance Co.
12/29/06	5.45 (c)(e)	75,000	75,000
Transamerica Occidental Life Insurance Co.
2/1/07	5.54 (c)(e)	40,000	40,000
TOTAL SHORT-TERM NOTES			258,000
Asset-Backed Securities - 0.7%
Due Date	Yield (a)	Principal Amount (000s)	Value (Note 1) (000s)
Master Funding Trust I
1/25/07 to 4/25/07	5.35% (c)	$ 98,517	$ 98,517
Wind Trust
2/25/07	5.32 (b)(c)	12,000	12,000
TOTAL ASSET-BACKED SECURITIES			110,517
Municipal Securities - 0.0%

Mississippi Gen. Oblig. (Nissan proj.) Series B, 5.34%, (Liquidity Facility Dexia Cr. Local de France), VRDN (c)	1,570		1,570
Repurchase Agreements - 19.7%
	Maturity Amount (000s)
In a joint trading account at 5.33% dated 10/31/06 due 11/1/06:
(Collateralized by U.S. Government Obligations) #	$ 797	797
(Collateralized by U.S. Government Obligations) #	46,583	46,576
With:
Banc of America Securities LLC at:
5.35%, dated 10/31/06 due 11/1/06 (Collateralized by Mortgage Loan Obligations valued at $235,200,000, 0% - 6.5%, 5/15/08 - 11/25/46)	224,033	224,000
5.37%, dated 10/31/06 due 11/1/06 (Collateralized by U.S. Government Obligations valued at $503,880,981, 4.63% - 5.7%, 10/26/07 - 10/18/21)	494,074	494,000
Citigroup Global Markets, Inc. at 5.37%, dated 10/31/06 due 11/1/06 (Collateralized by Corporate Obligations valued at $765,000,000, 0% - 8%, 5/15/09 - 4/25/46)	750,112	750,000
Credit Suisse First Boston, Inc. at 5.37%, dated 10/31/06 due 11/1/06 (Collateralized by Corporate Obligations valued at $178,500,001, 5% - 6%, 7/1/35 - 9/1/36)	175,026	175,000
Deutsche Bank Securities, Inc. at:
5.35%, dated 10/11/06 due 11/10/06 (Collateralized by Corporate Obligations valued at $22,440,000, 4.8% - 9.88%, 2/1/10 - 9/25/37)	22,098	22,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (Note 1) (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
5.38%, dated 10/19/06 due 1/19/07 (Collateralized by Corporate Obligations valued at $67,320,000, 3.38% - 14.12%, 10/1/07 - 10/25/36)	$ 66,907	$ 66,000
Goldman Sachs & Co. at 5.41%, dated 8/21/06 due 11/21/06:
(Collateralized by Corporate Obligations valued at $134,400,000, 6.75% - 12.44%, 7/15/07 - 3/15/32) (c)(d)	129,770	128,000
(Collateralized by Mortgage Loan Obligations valued at $181,617,257, 6.5% - 11%, 2/1/16 - 11/25/36) (c)(d)	180,461	178,000
Lehman Brothers, Inc. at 5.43%, dated 10/31/06 due 11/1/06 (Collateralized by Corporate Obligations valued at $339,595,755, 0% - 7.5%, 2/1/07 - 5/15/36)	327,049	327,000
Merrill Lynch, Pierce, Fenner & Smith at:
5.35%, dated 10/31/06 due 11/1/06 (Collateralized by Mortgage Loan Obligations valued at $607,951,423, 4.4% - 5.54%, 3/31/36 - 10/19/46)	579,086	579,000
5.42%, dated 10/17/06 due 1/17/07 (Collateralized by Corporate Obligations valued at $109,432,261, 4.75% - 11.88%, 2/1/09 - 2/15/27) (c)(d)	105,441	104,000
TOTAL REPURCHASE AGREEMENTS		3,094,373
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $15,649,686)		15,649,686
NET OTHER ASSETS - 0.5%		81,164
NET ASSETS - 100%		$ 15,730,850
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,992,633,000 or 12.7% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) The maturity amount is based on the rate at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $776,000,000 or 4.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Asset Funding Co. III LLC 5.39%, 11/6/06	8/29/06	$ 88,000
Bear Stearns Companies, Inc. 5.37%, 11/7/06	5/1/06	$ 30,000
Genworth Life Insurance Co.: 5.40%, 12/1/06	4/3/06	$ 20,000
5.40%, 12/1/06	7/31/06	$ 25,000
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc.: 5.37%, 11/9/06	1/9/06	$ 80,000
5.38%, 11/10/06	11/10/05	$ 69,000
5.45%, 11/13/06	8/11/04	$ 133,000
Hartford Life Insurance Co. 5.55%, 12/1/06	12/16/03	$ 20,000
ING USA Annuity & Life Insurance Co. 5.48%, 12/26/06	6/23/05	$ 25,000
Jackson National Life Insurance Co. 5.42%, 1/1/07	3/31/03	$ 25,000
Metropolitan Life Insurance Co.: 5.49%, 11/17/06	8/16/06	$ 5,000
5.49%, 1/2/07	3/26/02	$ 35,000
5.63%, 11/1/06	2/24/03	$ 10,000
Monumental Life Insurance Co.: 5.46%, 12/1/06	7/31/98 - 9/17/98	$ 18,000
5.49%, 12/1/06	3/12/99	$ 20,000
New York Life Insurance Co. 5.45%, 12/29/06	2/28/02	$ 75,000
Security Life of Denver Insurance Co. 5.48%, 11/28/06	8/26/05	$ 18,000
Transamerica Occidental Life Insurance Co. 5.54%, 2/1/07	4/28/00	$ 40,000
Travelers Insurance Co.: 5.46%, 1/1/07	3/31/06	$ 25,000
5.52%, 11/17/06	5/16/06	$ 15,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$797,000 due 11/01/06 at 5.33%
Banc of America Securities LLC	$ 73
Bank of America, NA	197
Barclays Capital, Inc.	219
Bear Stearns & Co., Inc.	182
Citigroup Global Markets, Inc.	73
Credit Suisse Securities (USA) LLC	17
Greenwich Capital Markets, Inc.	36
$ 797
$46,576,000 due 11/01/06 at 5.33%
BNP Paribas Securities Corp.	$ 8,957
Banc of America Securities LLC	9,853
Credit Suisse Securities (USA) LLC	16,122
Morgan Stanley & Co., Inc.	11,644
$ 46,576
Income Tax Information
At October 31, 2006, the fund had a capital loss carryforward of approximately $516,000 of which $378,000 and $138,000 will expire on October 31, 2012 and 2013, respectively.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2006

Assets
Investment in securities, at value (including repurchase agreements of $3,094,373) - See accompanying schedule: Unaffiliated issuers (cost $15,649,686)		$ 15,649,686
Cash		2,215
Receivable for fund shares sold		258,314
Interest receivable		79,705
Receivable from investment adviser for expense reductions		294
Other receivables		181
Total assets		15,990,395

Liabilities
Payable for fund shares redeemed	$ 246,638
Distributions payable	1,360
Accrued management fee	3,238
Distribution fees payable	5,082
Other affiliated payables	2,817
Other payables and accrued expenses	410
Total liabilities		259,545

Net Assets		$ 15,730,850
Net Assets consist of:
Paid in capital		$ 15,731,319
Distributions in excess of net investment income		(27)
Accumulated undistributed net realized gain (loss) on investments		(442)
Net Assets		$ 15,730,850

Daily Money Class: Net Asset Value, offering price and redemption price per share ($6,740,856 ÷ 6,741,140 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($8,989,994 ÷ 8,989,880 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2006

Investment Income
Interest (including $50 from affiliated interfund lending)		$ 694,663

Expenses
Management fee	$ 35,243
Transfer agent fees	28,270
Distribution fees	55,693
Accounting fees and expenses	1,046
Custodian fees and expenses	194
Independent trustees' compensation	54
Appreciation in deferred trustee compensation account	3
Registration fees	4,581
Audit	106
Legal	40
Miscellaneous	472
Total expenses before reductions	125,702
Expense reductions	(6,603)	119,099
Net investment income		575,564
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4
Net increase in net assets resulting from operations		$ 575,568

See accompanying notes which are an integral part of the financial statements.

Annual Report

Prime Fund

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2006	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 575,564	$ 254,213
Net realized gain (loss)	4	(137)
Net increase in net assets resulting from operations	575,568	254,076
Distributions to shareholders from net investment income	(575,571)	(254,189)
Share transactions - net increase (decrease)	3,205,142	892,868
Total increase (decrease) in net assets	3,205,139	892,755

Net Assets
Beginning of period	12,525,711	11,632,956
End of period (including distributions in excess of net investment income of $27 and distributions in excess of net investment income of $128, respectively)	$ 15,730,850	$ 12,525,711

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.042	.023	.006	.006	.014
Distributions from net investment income	(.042)	(.023)	(.006)	(.006)	(.014)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.28%	2.29%	.61%	.65%	1.39%
Ratios to Average Net Assets B
Expenses before reductions	.75%	.75%	.73%	.73%	.72%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.70%	.70%	.70%	.70%	.70%
Net investment income	4.23%	2.28%	.62%	.65%	1.38%
Supplemental Data
Net assets, end of period (in millions)	$ 6,741	$ 5,065	$ 4,906	$ 4,744	$ 5,151

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.039	.020	.004	.004	.011
Distributions from net investment income	(.039)	(.020)	(.004)	(.004)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	4.02%	2.03%	.36%	.40%	1.14%
Ratios to Average Net Assets B
Expenses before reductions	1.00%	1.00%	.99%	.97%	.97%
Expenses net of fee waivers, if any	.95%	.95%	.95%	.95%	.95%
Expenses net of all reductions	.95%	.95%	.95%	.95%	.95%
Net investment income	3.98%	2.03%	.37%	.40%	1.14%
Supplemental Data
Net assets, end of period (in millions)	$ 8,990	$ 7,460	$ 6,727	$ 4,945	$ 4,799

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/06	% of fund's investments 4/30/06	% of fund's investments 10/31/05
0 - 30	93.0	87.2	90.8
31 - 90	1.0	2.1	1.2
91 - 180	1.5	8.4	0.4
181 - 397	4.5	2.3	7.6
Weighted Average Maturity
	10/31/06	4/30/06	10/31/05
Tax-Exempt Fund	21 Days	23 Days	28 Days
All Tax-Free Money Market Funds Average*	26 Days	21 Days	28 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2006	As of April 30, 2006
Variable Rate Demand Notes (VRDNs) 83.4%	Variable Rate Demand Notes (VRDNs) 78.9%
Commercial Paper (including CP Mode) 2.3%	Commercial Paper (including CP Mode) 3.5%
Tender Bonds 1.6%	Tender Bonds 4.7%
Municipal Notes 4.3%	Municipal Notes 4.9%
Municipal Bonds 0.3%	Municipal Bonds 0.5%
Fidelity Tax-Free Cash Central Fund 3.4%	Fidelity Tax-Free Cash Central Fund 2.8%
Net Other Assets 4.7%	Net Other Assets 4.7%

*Source: iMoneyNet, Inc.

Annual Report

Tax-Exempt Fund

Investments October 31, 2006

Showing Percentage of Net Assets

Municipal Securities - 95.3%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 2.2%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	$ 6,600	$ 6,600
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	10,000	10,000
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 3.59% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	2,425	2,425
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 3.59%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	200	200
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series EGL 02 6009 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	4,100	4,100
Health Care Auth. for Baptist Health Series 2006 C, 3.58%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	9,400	9,400
Jefferson County Ltd. Oblig. School Warrants Series B, 3.58% (AMBAC Insured), VRDN (b)	17,000	17,000
Jefferson County Swr. Rev. Series 2003 B7, 3.58% (XL Cap. Assurance, Inc. Insured), VRDN (b)	15,000	15,000
Univ. of Alabama - Birmingham Participating VRDN Series PA 1413, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,835	16,835
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 529, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,500	2,500
		84,060
Alaska - 0.8%
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,615	4,615
Alaska Muni. Bond Bank Auth. Participating VRDN Series PT 1986, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,770	5,770
Anchorage Gen. Oblig. Participating VRDN Series PT 2655, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,775	5,775
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	12,380	12,380
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,095	3,095
		31,635
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - 1.8%
Arizona State Univ. Ctfs. of Prtn. Participating VRDN Putters 2404, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 2,870	$ 2,870
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,000	3,000
Series ROC II R174, 3.6% (Liquidity Facility Citibank NA) (b)(d)	1,295	1,295
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.62% (Liquidity Facility BNP Paribas SA) (b)(d)	3,000	3,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN:
Series MACN 05 L, 3.6% (Liquidity Facility Bank of America NA) (b)(d)	2,575	2,575
Series PA 1373, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,750	8,750
Series Putters 1374, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,760	6,760
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,200	1,200
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) 3.57%, LOC Wells Fargo Bank NA, VRDN (b)	2,785	2,785
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.) 3.59%, LOC Branch Banking & Trust Co., VRDN (b)	4,400	4,400
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 14 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	7,600	7,600
Series EGL 06 22 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	12,070	12,070
Series MS 04 1227, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	1,900	1,900
Series PT 1512, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,000	1,000
Series ROC II R1003, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,945	3,945
Series C, 3.62% 12/11/06, CP	5,000	5,000
		68,150
California - 0.9%
California Gen. Oblig. Participating VRDN Series Putters 132, 3.59% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,480	2,480
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 3.68%, LOC Societe Generale, VRDN (b)	$ 3,100	$ 3,100
Los Angeles Unified School District Participating VRDN Series Putters 487, 3.59% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	12,730	12,730
Sacramento Muni. Util. District Fing. Auth. Rev. Participating VRDN Series PT 3360, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,635	15,635
		33,945
Colorado - 3.5%
Adams County Rev. Participating VRDN Series MS 1260, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	14,000	14,000
Colorado Dept. of Trans. Rev. Participating VRDN Series ROC II R 4046, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,290	3,290
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.63% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	2,000	2,000
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series MT 23, 3.59% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	19,850	19,850
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.73%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Colorado Hsg. & Fin. Auth. Bonds Series A5 Class 1, 3.43% 1/3/07	11,500	11,500
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 3.6% (Liquidity Facility Societe Generale) (b)(d)	6,800	6,800
Colorado State Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,640	5,640
Denver City & County Arpt. Rev. Participating VRDN Series GS 06 63TP, 3.6% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	9,500	9,500
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,895	4,895
Series PZ 112, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,545	12,545
Larimer County School District #R1, Poudre Participating VRDN Series ROC II R4535, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,790	2,790
Larimer Weld & Boulder Counties Participating VRDN Series PT 3317, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,225	4,225
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 1,990	$ 1,990
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 06 120, 3.61% (Liquidity Facility Citibank NA) (b)(d)	25,000	25,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.63%, VRDN (b)	1,300	1,300
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series PT 2690, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,870	3,870
Series Putters 862, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,045	4,045
		134,240
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.79%, VRDN (b)	3,500	3,500
Series 1999 A, 3.7%, VRDN (b)	3,000	3,000
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,570	3,570
		10,070
District Of Columbia - 0.6%
District of Colombia Ballpark Rev. Participating VRDN Series I-5, 3.6% (Liquidity Facility Royal Bank of Canada) (b)(d)	8,380	8,380
District of Columbia Gen. Oblig. Participating VRDN Series PT 2440, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,865	1,865
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 3.68% (AMBAC Insured), VRDN (b)	3,575	3,575
(American Psychological Assoc. Proj.) 3.62%, LOC Bank of America NA, VRDN (b)	1,200	1,200
(Defenders of Wildlife Proj.) 3.62%, LOC Bank of America NA, VRDN (b)	2,600	2,600
(Saint Patrick's Episcopal Proj.) 3.57%, LOC SunTrust Banks, Inc., VRDN (b)	6,600	6,600
		24,220
Florida - 6.8%
Broward County Arpt. Sys. Rev. Participating VRDN Series PT 2415, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,250	5,250
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 3.61% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	$ 13,000	$ 13,000
Series EGL 01 905, 3.61% (Liquidity Facility Citibank NA) (b)(d)	10,200	10,200
Series PT 1223, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,000	7,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT 2036, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,100	8,100
Florida Board of Ed. Pub. Ed. Participating VRDN Series ROC II R482, 3.6% (Liquidity Facility Citibank NA) (b)(d)	9,740	9,740
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series PT 3400, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,765	6,765
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	16,150	16,150
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.6% (Liquidity Facility Societe Generale) (b)(d)	2,910	2,910
Golden Knight MBIA Participating VRDN Series Solar 06 125, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	24,370	24,370
Highlands County Health Facilities Auth. Rev.:
Participating VRDN Series Putters 1405, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,620	8,620
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 3.6%, VRDN (b)	2,700	2,700
Hillsborough County Indl. Dev. Participating VRDN Series PA 1410, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,335	6,335
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Goodwill Inds.-Suncoast Proj.) Series 2001, 3.57%, LOC SunTrust Banks, Inc., VRDN (b)	10,500	10,500
Indian River County Hosp. District Hosp. Rev. Series 1985, 3.66%, LOC Wachovia Bank NA, VRDN (b)	2,700	2,700
Jacksonville Elec. Auth. Rev. Participating VRDN Series MS 98 127, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	1,995	1,995
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.6% (Liquidity Facility Citibank NA) (b)(d)	1,695	1,695
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 3.7%, VRDN (b)	12,050	12,050
Manatee County School District TAN 4% 10/11/07	11,600	11,653
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Miami-Dade County Expressway Auth. Participating VRDN Series ROC II R 9026, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 10,375	$ 10,375
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,775	6,775
Orange County Health Facilities Auth. Rev. Participating VRDN Series MT 237, 3.59% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	23,000	23,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 919, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,485	5,485
Palm Bay Util. Rev. Participating VRDN Series PT 3220, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,110	9,110
Palm Beach County Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 3.59%, LOC Bank of America NA, VRDN (b)	5,700	5,700
Palm Beach County Rev.:
(Planned Parenthood Proj.) 3.58%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
(Zoological Society of Palm Beach Proj.) 3.57%, LOC Northern Trust Co., Chicago, VRDN (b)	3,900	3,900
Panama City Beach Participating VRDN Series Solar 2006 129, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	9,100	9,100
Santa Rosa County School Board Ctfs. of Prtn. Participating VRDN Series Putters 1293Z, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,245	5,245
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000	2,000
Tampa Sports Auth. Rev. Participating VRDN Series SGA 61, 3.62% (Liquidity Facility Societe Generale) (b)(d)	2,000	2,000
Univ. of North Florida Foundation, Inc. Rev. Series 1994, 3.61%, LOC Wachovia Bank NA, VRDN (b)	2,200	2,200
Volusia County Participating VRDN Series Solar 2006 124, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	7,200	7,200
		256,523
Georgia - 2.5%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series EGL 7053030 Class A, 3.61% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	5,200	5,200
Atlanta Dev. Auth. Student Hsg. Rev. Participating VRDN Series Putters 145, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,475	9,475
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Putters 513, 3.6% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	$ 9,965	$ 9,965
Series SGA 145, 3.63% (Liquidity Facility Societe Generale) (b)(d)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 3.63% (Liquidity Facility Societe Generale) (b)(d)	7,000	7,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 3.76%, tender 6/1/07 (b)	12,300	12,307
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 A, 3.64%, LOC Gen. Elec. Cap. Corp., VRDN (b)	7,000	7,000
DeKalb County Dev. Auth. Rev. (Marist School, Inc. Proj.) Series 1999, 3.57%, LOC SunTrust Banks, Inc., VRDN (b)	9,000	9,000
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) 3.59%, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
Fulton County Wtr. & Swr. Rev. Participating VRDN:
Series EGL 720050005 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	4,295	4,295
Series Solar 06 51, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	4,300	4,300
Georgia Muni. Elec. Auth. Series A, 3.62% 12/8/06, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	7,911	7,911
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series Floaters 01 675, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,900	5,900
		93,353
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN Series PT 2301, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,280	3,280
Honolulu City & County Gen. Oblig. Participating VRDN Series EGL 7050052 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	5,000	5,000
		8,280
Illinois - 10.6%
Boone McHenry & Dekalb Counties Cmnty. Unit School District #100 Participating VRDN Series PZ 50, 3.62% (Liquidity Facility BNP Paribas SA) (b)(d)	2,730	2,730
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 3.66% (Liquidity Facility Bank of America NA) (b)(d)	3,400	3,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Board of Ed. Participating VRDN: - continued
Series PT 2446, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,480	$ 5,480
Series PT 3569, 3.59% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	3,655	3,655
Series PZ 60, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,325	2,325
Chicago Gas Supply Rev. Participating VRDN Series MT 201, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,000	6,000
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 3.63% (Liquidity Facility Citibank NA) (b)(d)	2,500	2,500
Series PT 2360, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,515	5,515
Series PT 2361, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,740	1,740
Series Solar 06 38, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Floaters 06 48, 3.6% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	10,800	10,800
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series MS 1284, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,200	5,200
Chicago Sales Tax Rev. 3.63% (FGIC Insured), VRDN (b)	3,510	3,510
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.61% (Liquidity Facility Citibank NA) (b)(d)	10,005	10,005
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 118, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,785	2,785
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	18,785	18,785
Series Merlots 97 V, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,285	1,285
Cook County Gen. Oblig.:
Participating VRDN:
Series EGL 01 1302, 3.61% (Liquidity Facility Citibank NA) (b)(d)	1,200	1,200
Series PA 591, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,305	5,305
Series 2004 E, 3.54% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 9,745	$ 9,745
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series MS 1088, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	6,390	6,390
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 3.83%, LOC Allied Irish Banks PLC, VRDN (b)	1,000	1,000
(Palos Cmnty. Hosp. Proj.) 3.6% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,000	5,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series EGL 03 60 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	4,690	4,690
Series PA 896R, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,135	4,135
(ACI Cultural Pooled Fing. Prog.) 3.67%, LOC JPMorgan Chase Bank, VRDN (b)	4,100	4,100
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series MS 06 1489, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	4,065	4,065
Series PT 3029, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,800	7,800
(Illinois College Proj.) 3.58%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,000	10,000
(Mercy Alliance, Inc. Proj.) 3.59%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	7,000	7,000
Illinois Fin. Auth. Student Hsg. Rev. Series A, 3.62%, LOC Banco Santander Central Hispano SA, VRDN (b)	5,325	5,325
Illinois Gen. Oblig. Participating VRDN:
Series MACN 06 L, 3.6% (Liquidity Facility Bank of America NA) (b)(d)	3,490	3,490
Series MS 98 143, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	1,500	1,500
Series PT 2131, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,680	7,680
Series Putters 133, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,330	4,330
Series Putters 409, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,745	5,745
Series Putters 679, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,925	2,925
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Gen. Oblig. Participating VRDN: - continued
Series ROC II R4536, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 5,395	$ 5,395
Illinois Health Facilities Auth. Rev.:
(Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) 3.6%, LOC JPMorgan Chase Bank, VRDN (b)	5,625	5,625
(OSF Health Care Sys. Proj.) 3.64%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,000	6,000
(Rehabilitation Inst. of Chicago Proj.) Series 1997, 3.63%, LOC Bank of America NA, VRDN (b)	14,400	14,400
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN Series Putters 1368, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,325	6,325
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.64% (Liquidity Facility Bank of America NA) (b)(d)	2,000	2,000
Series BA 04 A, 3.6% (Liquidity Facility Bank of America NA) (b)(d)	3,330	3,330
Series EGL 01 1306, 3.61% (Liquidity Facility Citibank NA) (b)(d)	1,600	1,600
Series Merlots 01 A86, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	6,120	6,120
Series Merlots 02 A24, 3.6% (Liquidity Facility Bank of New York, New York) (b)(d)	4,945	4,945
Series PT 2398, 3.59% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,700	7,700
Series SGB 19, 3.6% (Liquidity Facility Societe Generale) (b)(d)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN:
Series DB 165, 3.59% (Liquidity Facility Deutsche Bank AG) (b)(d)	10,600	10,600
Series PT 1929, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,960	3,960
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series Putters 1354, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,700	6,700
Series ROC II R 606PB, 3.61% (Liquidity Facility Deutsche Postbank AG) (b)(d)	6,180	6,180
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,240	3,240
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 1,101	$ 1,101
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 3.96%, LOC LaSalle Bank NA, VRDN (b)	3,375	3,375
McHenry County Cmnty. School District #200 Participating VRDN Series Putters 1362, 3.62% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,600	2,600
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series GS 06 9Z, 3.63% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	12,565	12,565
Series PA 1058, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,350	1,350
Series Putters 1508, 3.62% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,900	4,900
Series TOC 06 Z8, 3.63% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	6,325	6,325
Muni. Secs Trust Ctfs. (BEAR) Participating VRDN Series MSTC 7016 Class A, 3.59% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	15,645	15,645
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 6, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,880	3,880
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC 1076, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,045	6,045
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 04 45 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	3,000	3,000
Springfield Elec. Rev. Participating VRDN Series Putters 1314, 3.6% (Liquidity Facility Deutsche Postbank AG) (b)(d)	7,695	7,695
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 06 124, 3.61% (Liquidity Facility Citibank NA) (b)(d)	14,300	14,300
Series Merlots 01 A105, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,055	3,055
Series PT 2620, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,160	5,160
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,565	2,565
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Will County Cmnty. Unit School District #365, Valley View Participating VRDN:
Series PZ 47, 3.62% (Liquidity Facility BNP Paribas SA) (b)(d)	$ 9,000	$ 9,000
Series PZ 81, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,665	3,665
Will County School District #122 Participating VRDN Series PZ 48, 3.62% (Liquidity Facility BNP Paribas SA) (b)(d)	3,595	3,595
Winnebago County Rev. (The Mill Proj.) Series 1996, 3.69%, LOC JPMorgan Chase Bank, VRDN (b)	2,740	2,740
		403,821
Indiana - 3.9%
Aurora School Bldg. Corp. Participating VRDN Series PT 2456, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,340	10,340
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,000	4,000
Ctr. Grove 2000 Bldg. Corp. Participating VRDN Series DB 135, 3.59% (Liquidity Facility Deutsche Bank AG) (b)(d)	2,000	2,000
Ctr. Grove School Bldg. Corp. Participating VRDN Series Putters 727, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,735	6,735
Elkhart County Gen. Oblig. Participating VRDN Series Putters 553, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,140	2,140
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,515	5,515
Indiana Bond Bank Participating VRDN Series ROC II R2079, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,410	2,410
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 3.59%, LOC JPMorgan Chase Bank, VRDN (b)	4,675	4,675
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II R6072, 3.6% (Liquidity Facility Citibank NA) (b)(d)	5,295	5,295
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series DB 114, 3.59% (Liquidity Facility Deutsche Bank AG) (b)(d)	6,340	6,340
Series Merlots B21, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,135	4,135
Series MS 853, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	2,000	2,000
Series PT 2189, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,960	2,960
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Participating VRDN: - continued
Series PT 3610, 3.59% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	$ 28,720	$ 28,720
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,045	3,045
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 3.6% (Liquidity Facility Bank of New York, New York) (b)(d)	6,590	6,590
Merrillville Multi-School Bldg. Corp. Participating VRDN Series Putters 922, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,920	9,920
Mount Vernon of Hancock County Multi-School Corp. Participating VRDN Series DB 137, 3.59% (Liquidity Facility Deutsche Bank AG) (b)(d)	9,530	9,530
North Daviess School Bldg. Corp. Participating VRDN Series ROC II R2203, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,600	6,600
Northwest Allen School Bldg. Corp. Participating VRDN Series PT 2610, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,805	9,805
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 3.75%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,000	6,000
White County Hosp. Rent Rev. 3.58%, LOC Regions Bank of Alabama, VRDN (b)	7,900	7,900
		146,655
Iowa - 0.1%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,330	3,330
Kansas - 0.8%
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 3.59% (Liquidity Facility Societe Generale) (b)(d)	3,000	3,000
Wichita Hosp. Rev. Bonds Series MT 170, 3.43%, tender 2/1/07 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)(e)	19,695	19,695
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 1136, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,010	3,010
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,480	3,480
		29,185
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - 0.8%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 3.65% tender 11/3/06, LOC Fifth Third Bank, Cincinnati, CP mode	$ 9,000	$ 9,000
Kentucky Econ. Dev. Fin. Auth. Hosp. (Baptist Health Care Proj.) Series B, 3.6% (MBIA Insured), VRDN (b)	4,900	4,900
Louisville & Jefferson Co. Participating VRDN Series PA 1416, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000	5,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	9,540	9,540
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.66% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	1,200	1,200
		29,640
Louisiana - 2.4%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,980	11,980
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series MS 06 1307, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	11,700	11,700
Louisana St. Univ. Participating VRDN Series Solar 06 115, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	9,245	9,245
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 3035, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,780	5,780
Series Stars 162, 3.59% (Liquidity Facility BNP Paribas SA) (b)(d)	11,485	11,485
Louisiana Gen. Oblig. Participating VRDN:
Series Merlot 06 C4, 3.6% (Liquidity Facility Bank of New York, New York) (b)(d)	5,600	5,600
Series MT 158, 3.59% (Liquidity Facility BNP Paribas SA) (b)(d)	2,000	2,000
Series MT 190, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	6,275	6,275
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Participating VRDN Series Putters 1349, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,335	6,335
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - continued
St Tammany Parish Sales Participating VRDN Series PT 3633, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 13,350	$ 13,350
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 91, 3.66% tender 11/3/06, CP mode	8,400	8,400
		92,150
Maine - 0.4%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,070	8,070
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	3,000	3,000
Series Putters 546, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,845	2,845
		13,915
Maryland - 1.1%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 3.68% tender 11/1/06, LOC Wachovia Bank NA, CP mode	5,500	5,500
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PA 1259, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,300	3,300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series MS 06 1310, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	7,600	7,600
Washington D.C. Metropolitan Area Trans. Auth. Gross Rev. Series A, 3.55% 11/6/06, LOC Wachovia Bank NA, CP	25,000	25,000
		41,400
Michigan - 3.3%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.61%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,000	9,000
Detroit City School District Participating VRDN Series PT 3559, 3.59% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,440	7,440
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	4,000	4,000
Series Merlots 01 A103, 3.6% (Liquidity Facility Bank of New York, New York) (b)(d)	1,200	1,200
Series SGB 47, 3.6% (Liquidity Facility Societe Generale) (b)(d)	5,110	5,110
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Putters 1443, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 9,000	$ 9,000
Series Putters 200, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,270	1,270
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,000	2,000
Jackson County Hosp. Fin. Auth. Hosp. Rev. (W.A. Foote Mem. Hosp.) Series 2005 B, 3.58%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	9,900	9,900
Kent County Bldg. Auth. Participating VRDN Series PT 3243, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,905	5,905
L'Anse Creuse Pub. Schools Participating VRDN Series Putters 927, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,470	5,470
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series MS 907, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	4,948	4,948
Series PT 2177, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,090	6,090
Series ROC II R 9020, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,000	6,000
Series Stars 101, 3.59% (Liquidity Facility BNP Paribas SA) (b)(d)	1,670	1,670
(Facilities Prog.) Series 2005 IIA, 3.6%, LOC DEPFA BANK PLC, VRDN (b)	4,200	4,200
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN Series PT 732, 3.59% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	7,700	7,700
(Health Care Equip. Ln. Prog.):
Series B, 3.62%, LOC LaSalle Bank Midwest NA, VRDN (b)	800	800
3.62%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	11,500	11,500
(Munising Memorial Hosp. Assoc. Proj.) 3.61%, LOC Banco Santander Central Hispano SA, VRDN (b)	6,400	6,400
Michigan Muni. Bond Auth. Rev. RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	10,300	10,365
Michigan Strategic Fund Ltd. Oblig. Rev. (Dow Chemical Co. Proj.) 3.69%, VRDN (b)	7,300	7,300
		127,268
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - 1.1%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 3.61% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	$ 6,820	$ 6,820
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,840	1,840
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	3,100	3,100
Series MS 1461, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	6,400	6,400
Minnesota Higher Ed. Facilities Auth. Rev. (Gustavus Adolphus College Proj.) 3.59%, LOC Allied Irish Banks PLC, VRDN (b)	7,600	7,600
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.61%, LOC Fannie Mae, VRDN (b)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 3.6% (Liquidity Facility Citibank NA) (b)(d)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 3.6% (Liquidity Facility Citibank NA) (b)(d)	7,080	7,080
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series PZ 77, 3.62% (Liquidity Facility BNP Paribas SA) (b)(d)	3,305	3,305
		43,610
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig. Series A, 3.8% 3/19/07, LOC BNP Paribas SA, CP	15,000	15,000
Mississippi Gen. Oblig. Series 2003 E, 3.59% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	510	510
		15,510
Missouri - 1.2%
Howard Bend Levee District Participating VRDN Series PT 3338, 3.59% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,500	5,500
Jackson County Spl. Oblig. Participating VRDN Series ROC II R 9013, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,645	4,645
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN:
Series Floaters 06 1433, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,306	5,306
Series PT 1843, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,785	6,785
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 3.69%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 3,700	$ 3,700
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	2,700	2,700
Springfield Pub. Util. Rev. Participating VRDN Series Munitops 06 72, 3.6% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	17,150	17,150
		45,786
Nebraska - 0.3%
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.61% (Liquidity Facility Citibank NA) (b)(d)	2,000	2,000
Series EGL 04 9 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	2,560	2,560
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series MS 1289, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,100	5,100
		9,660
Nevada - 1.4%
Clark County Gen. Oblig. Participating VRDN Series Putters 1309, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,650	5,650
Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 83, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,310	8,310
Las Vegas New Convention & Visitors Auth. Rev. Participating VRDN Series Putters 802, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,165	4,165
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,260	5,260
Series PT 3522, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,885	8,885
Series SGB 31, 3.59% (Liquidity Facility Societe Generale) (b)(d)	2,500	2,500
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,280	5,280
Reno Sales Tax Rev. Participating VRDN Series GS 06 5GZ, 3.65% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	14,040	14,040
		54,090
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 3.59%, LOC SunTrust Banks, Inc., VRDN (b)	$ 7,495	$ 7,495
New Jersey - 1.9%
New Jersey Gen. Oblig. TRAN 4.5% 6/22/07	40,100	40,353
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,000	16,000
Series PA 614, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,825	3,825
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PZ 111, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,400	4,400
Series PZ 116, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,540	8,540
		73,118
New Mexico - 0.4%
New Mexico Fin. Auth. Rev. Participating VRDN Series PT 3133, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,545	3,545
Roswell Student Hsg. Rev. (Roswell LLC Proj.) Series 2006 A. 3.59%, LOC Banco Santander Central Hispano SA, VRDN (b)	11,710	11,710
		15,255
New York - 1.8%
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN Series PA 3612, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,750	3,750
Metropolitan Trans. Auth. Rev. Participating VRDN Series PT 1972, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000	5,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN Series PT 1967, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,395	6,395
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 15 Class A, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	25,175	25,175
Series EGL 04 33 Class A, 3.6% (Liquidity Facility Citibank NA) (b)(d)	8,500	8,500
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 3.58% (Liquidity Facility Morgan Stanley) (b)(d)	1,460	1,460
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York Transitional Fin. Auth. Rev. Participating VRDN Series MSDW 00 319, 3.58% (Liquidity Facility Morgan Stanley) (b)(d)	$ 3,760	$ 3,760
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6024 Class A, 3.6% (Liquidity Facility Citibank NA) (b)(d)	13,690	13,690
Series PT 1092, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,450	2,450
		70,180
Non State Specific - 0.3%
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 015, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,000	10,000
North Carolina - 1.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Participating VRDN Series MS 1272, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	6,860	6,860
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R7529, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,790	10,790
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 3.59%, LOC Branch Banking & Trust Co., VRDN (b)	7,775	7,775
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 3.59%, LOC Branch Banking & Trust Co., VRDN (b)	5,610	5,610
(High Point Univ. Proj.) 3.59%, LOC Branch Banking & Trust Co., VRDN (b)	4,000	4,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series MS 06 1338, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	3,627	3,627
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	7,255	7,255
North Carolina Gen. Oblig. Participating VRDN Series ROC II R 597, 3.6% (Liquidity Facility Citibank NA) (b)(d)	3,495	3,495
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC 645, 3.6% (Liquidity Facility Citibank NA) (b)(d)	6,400	6,400
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	7,700	7,700
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 3.58% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	5,975	5,975
		69,487
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - 1.8%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 3.58%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 3,770	$ 3,770
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 3.7%, VRDN (b)	14,000	14,000
Subseries B3, 3.7%, VRDN (b)	2,100	2,100
Delaware Gen. Oblig. BAN 4.5% 12/14/06	7,100	7,109
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 3.75%, VRDN (b)	3,400	3,400
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	12,530	12,530
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series EGL 7053020 Class A, 3.61% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	3,000	3,000
(Pooled Fing. Prog.):
Series 2003 B, 3.58%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,000	5,000
Series 2004 B, 3.58%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,300	5,300
Series 2006 A, 3.58%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	8,000	8,000
(The College of Mount Saint Joseph Proj.) 3.59%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,060	3,060
		67,269
Oklahoma - 0.8%
Oklahoma Cap. Impt. Auth. Facilities Participating VRDN Series MS 1389, 3.6% (AMBAC Insured) (Liquidity Facility Morgan Stanley) (b)(d)	17,425	17,425
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.59% (AMBAC Insured), VRDN (b)	13,400	13,400
		30,825
Oregon - 1.5%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,500	6,500
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 A, 3.58%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (b)	31,300	31,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.71% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 4,300	$ 4,300
Portland Swr. Sys. Rev. Participating VRDN Series PT 2435, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,960	5,960
Portland Urban Renewal & Redev. Participating VRDN Series PT 3287, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,495	7,495
		55,555
Pennsylvania - 5.2%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series PT 762, 3.59% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	22,700	22,700
Series Putters 1281, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,200	4,200
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,600	2,600
(UPMC Children's Hosp. Proj.) Series 2004 A, 3.67%, VRDN (b)	5,600	5,600
(UPMC Health Sys. Proj.) Series 2002 C, 3.58%, LOC Comerica Bank, Detroit, VRDN (b)	2,695	2,695
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 3.59%, LOC Allied Irish Banks PLC, VRDN (b)	4,895	4,895
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,400	2,400
Middletown Area School District Gen. Oblig. 3.58% (FSA Insured), VRDN (b)	13,700	13,700
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Gaudenzia Foundation, Inc. Prog.) 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,700	3,700
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 3.59%, LOC Unicredito Italiano Spa, VRDN (b)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,925	2,925
(King's College Proj.) Series 2001 H6, 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,800	4,800
(Messiah College Proj.) Series 2001 14, 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	900	900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 06 1479, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	$ 4,670	$ 4,670
Series MS 958, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	1,600	1,600
Series Putters 371Z, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,900	3,900
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series AAB 04-9, 3.6%, tender 11/7/06 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	9,900	9,900
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,330	5,330
TRAN 4.5% 6/29/07	8,800	8,841
Philadelphia School District:
Bonds Series PT 2793, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	6,965	6,965
Participating VRDN Series MT 135, 3.59% (Liquidity Facility DEPFA BANK PLC) (b)(d)	19,265	19,265
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series SG 158, 3.59% (Liquidity Facility Societe Generale) (b)(d)	11,200	11,200
Pittsburgh Gen. Oblig. Participating VRDN Series Putters 1367T, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,190	6,190
Scranton-Lackawanna Health & Welfare Auth. Rev. 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	18,500	18,500
Temple Univ. of the Commonwealth Sys. of Higher Ed. RAN 5% 4/26/07	12,900	12,979
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Putters 1228, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,100	3,100
Wilkes Barre Gen. Oblig. Series 2004 B, 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	9,740	9,740
		197,795
Puerto Rico - 0.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series ROC II R 636CE, 3.58% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,800	6,800
South Carolina - 1.8%
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
Greenville County School District Installment Purp. Rev. Participating VRDN:
Series Floaters 43 TP, 3.6% (Liquidity Facility Wells Fargo & Co.) (b)(d)	$ 9,615	$ 9,615
Series PT 3393, 3.59% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	15,945	15,945
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,750	3,750
Horry County School District Participating VRDN Series PT 2033, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,695	3,695
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.72%, VRDN (b)	2,700	2,700
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 3.62%, LOC Bank of America NA, VRDN (b)	7,300	7,300
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series PT 1877, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,740	3,740
Series PT 3460, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,005	10,005
Series Putters 1094, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,850	2,850
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.72% tender 1/3/07, CP mode	3,200	3,200
		68,300
Tennessee - 1.2%
Knoxville Waste Wtr. Sys. Rev. Participating VRDN Series ROC II R 9010, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,510	5,510
Memphis Elec. Sys. Rev. Participating VRDN Series MS 1031, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,845	5,845
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 1316, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,695	9,695
Metropolitan Govt. Nashville & Davidson County Indl. Rev. (Ridgelake Apts. Proj.) 3.58%, LOC Freddie Mac, VRDN (b)	17,029	17,029
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 1,985	$ 1,985
Sullivan County Health, Edl. & Hosp. Board Hosp. Rev. Participating VRDN Series LB 06 F6, 3.66% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	5,400	5,400
		45,464
Texas - 17.5%
Aldine Independent School District Participating VRDN Series Putters 827, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,920	2,920
Arlington Spl. Oblig. Series B, 3.63% (MBIA Insured), VRDN (b)	6,800	6,800
Austin Elec. Util. Sys. Rev. Participating VRDN Series MS 1364, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	11,725	11,725
Bastrop Independent School District Participating VRDN Series ROC II R492, 3.6% (Liquidity Facility Citibank NA) (b)(d)	8,150	8,150
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 3.66%, LOC JPMorgan Chase Bank, VRDN (b)	1,200	1,200
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN:
Series Putters 517, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,345	13,345
Series ROC II R 7517, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,140	5,140
Series TOC 05 Y, 3.6% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	5,925	5,925
Boerne Independent School District Participating VRDN Series Putters 626, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,175	3,175
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 3.72%, VRDN (b)	2,600	2,600
Brownsville Util. Sys. Rev. Participating VRDN Series DB 175, 3.59% (Liquidity Facility Deutsche Bank AG) (b)(d)	10,715	10,715
Corpus Christi Gen. Oblig. Participating VRDN Series PT 2105, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,835	4,835
Corsicana Independent School District Participating VRDN Series DB 111, 3.59% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,085	5,085
Crowley Independent School District Participating VRDN Series PT 3039, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,080	7,080
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Dallas Independent School District Participating VRDN:
Series PT 2210, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 7,275	$ 7,275
Series ROC II R6069, 3.6% (Liquidity Facility Citibank NA) (b)(d)	3,470	3,470
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 3.63% (Liquidity Facility Societe Generale) (b)(d)	1,290	1,290
Denton Independent School District Participating VRDN Series MS 451, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	4,015	4,015
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 3.63% (Liquidity Facility Societe Generale) (b)(d)	1,000	1,000
Duncanville Independent School District Participating VRDN Series SGA 149, 3.63% (Liquidity Facility Societe Generale) (b)(d)	4,000	4,000
El Paso Gen. Oblig. Participating VRDN Series Putters 1042, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,595	3,595
Fort Bend County Gen. Oblig. Participating VRDN Series Putters 1326, 3.61% (Liquidity Facility Deutsche Postbank AG) (b)(d)	2,775	2,775
Galena Park Independent School District Participating VRDN Series SG 154, 3.59% (Liquidity Facility Societe Generale) (b)(d)	11,065	11,065
Garland Independent School District Participating VRDN Series ROC II R2213, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,335	5,335
Granbury Independent School District Participating VRDN Series SG 129, 3.59% (Liquidity Facility Societe Generale) (b)(d)	4,815	4,815
Harlandale Independent School District Participating VRDN Series Putters 524, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,690	2,690
Harris County Gen. Oblig. Participating VRDN:
Series MSTC 01 126 Class A, 3.62% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	26,000	26,000
Series Putters 1099, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,800	2,800
Series Putters 505, 3.6% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	10,540	10,540
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.63% (MBIA Insured), VRDN (b)	3,300	3,300
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 3.66%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	5,900	5,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 3,505	$ 3,505
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)(e)	6,600	6,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 3.59%, LOC KBC Bank NV, VRDN (b)	6,500	6,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 3.61% (Liquidity Facility Citibank NA) (b)(d)	9,000	9,000
Series SG 149, 3.59% (Liquidity Facility Societe Generale) (b)(d)	17,500	17,500
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,460	5,460
Series ROC II 2084, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,220	5,220
Houston Gen. Oblig. Participating VRDN:
Series PT 3455, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,140	7,140
Series PT 969, 3.59% (Liquidity Facility DEPFA BANK PLC) (b)(d)	8,200	8,200
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 3.59% (Liquidity Facility Societe Generale) (b)(d)	3,100	3,100
Houston Independent School District Participating VRDN Series DB 169, 3.59% (Liquidity Facility Deutsche Bank AG) (b)(d)	3,365	3,365
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	1,500	1,500
Houston Util. Sys. Rev. Participating VRDN:
Series PT 2243, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,105	7,105
Series PT 3229, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,325	5,325
Series Putters 527, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,140	3,140
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series GS 06 37TPZ, 3.63% (Liquidity Facility Wells Fargo & Co.) (b)(d)	6,000	6,000
Series Merlots 02 A16, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,285	2,285
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Wtr. & Swr. Sys. Rev. Participating VRDN: - continued
Series SG 120, 3.59% (Liquidity Facility Societe Generale) (b)(d)	$ 11,600	$ 11,600
Hunt Memorial Hosp. District Rev. Series 1998, 3.62% (FSA Insured), VRDN (b)	4,165	4,165
Irving Independent School District Participating VRDN Series 2006 274 Class A, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,585	9,585
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN:
Series MS 1082, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,743	5,743
Series PT 1818, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,240	4,240
Mansfield Independent School District Participating VRDN Series Putters 704, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	1,990	1,990
Midlothian Independent School District Participating VRDN Series PT 3081, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,720	5,720
Montgomery County Gen. Oblig. Participating VRDN Series ROC II R 7037, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,885	3,885
Montgomery County Muni. Util. District #46 Participating VRDN Series Putters 548, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	1,705	1,705
New Caney Independent School District Participating VRDN Series MS 1286, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	9,530	9,530
North East Texas Independent School District Participating VRDN Series MS 06 1333, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,755	5,755
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series SG 168, 3.59% (Liquidity Facility Societe Generale) (b)(d)	10,000	10,000
Northside Independent School District Participating VRDN Series PT 2329, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,620	4,620
Nueces River Auth. Wtr. Supply Rev. Participating VRDN:
Series PT 3190, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,730	5,730
Series Putters 1412, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,950	2,950
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Pearland Independent School District Participating VRDN Series SG 106, 3.59% (Liquidity Facility Societe Generale) (b)(d)	$ 500	$ 500
Plano Independent School District Participating VRDN Series SGA 128, 3.63% (Liquidity Facility Societe Generale) (b)(d)	1,680	1,680
Port Houston Auth. Harris County Participating VRDN Series PT 3531, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,325	11,325
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.6% (Liquidity Facility Societe Generale) (b)(d)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 3.63% (Liquidity Facility Societe Generale) (b)(d)	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,580	6,580
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series MS 00 469, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	9,995	9,995
Series SG 101, 3.59% (Liquidity Facility Societe Generale) (b)(d)	2,700	2,700
Series SG 104, 3.59% (Liquidity Facility Societe Generale) (b)(d)	12,250	12,250
Series SG 105, 3.59% (Liquidity Facility Societe Generale) (b)(d)	11,700	11,700
3.61% (Liquidity Facility Bank of America NA), VRDN (b)	20,275	20,275
San Antonio Independent School District Bonds Series AAB 01 28, 3.61%, tender 11/7/06 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	1,400	1,400
San Antonio Muni. Drainage Util. Sys. Rev. Participating VRDN Series ROC II R553, 3.6% (Liquidity Facility Citibank NA) (b)(d)	5,190	5,190
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,000	1,000
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.61% (Liquidity Facility Citibank NA) (b)(d)	5,805	5,805
Series ROC II R2222, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,140	4,140
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 3.62%, LOC Bank of America NA, VRDN (b)	2,700	2,700
Sunnyvale School District Participating VRDN Series Putters 619, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,560	5,560
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN:
Series PT 3428, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 10,355	$ 10,355
Series PT 976, 3.59% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	7,995	7,995
Texarkana Participating VRDN Series PT 3144, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,390	6,390
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,445	1,445
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	4,800	4,800
Series LB 05 K15, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	8,000	8,000
Series MACN 05 I, 3.6% (Liquidity Facility Bank of America NA) (b)(d)	4,695	4,695
Series PT 3018, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,485	5,485
Series PT 3489, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,580	13,580
Series Putters 1024, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,935	8,935
TRAN 4.5% 8/31/07	71,280	71,822
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series Putters 1330, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,425	2,425
Series Putters 1331, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,005	3,005
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 3.59% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	4,045	4,045
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 3.62% (Liquidity Facility Societe Generale) (b)(d)	10,000	10,000
Ysleta Independent School District Participating VRDN:
Series Putters 1039, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,000	6,000
Series ROC II R 7041, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,385	6,385
		663,205
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - 1.2%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev. Participating VRDN Series ROC II R2202, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 8,505	$ 8,505
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN:
Series EGL 96 C4402 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	2,775	2,775
Series MS 175, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	16,495	16,495
Saint George Elec. Rev. Participating VRDN Series Putters 917, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,600	5,600
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,280	6,280
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,130	5,130
		44,785
Virginia - 1.5%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.64% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	1,300	1,300
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 3.57%, LOC SunTrust Banks, Inc., VRDN (b)	8,100	8,100
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Virginia Elec. & Pwr. Co. Proj.) Series 84, 3.8% tender 12/6/06, CP mode	1,000	1,000
(Virginia Elec. Pwr. Co. Proj.) Series 84:
3.68% tender 11/9/06, CP mode	2,000	2,000
3.7% tender 11/8/06, CP mode	2,000	2,000
3.8% tender 11/2/06, CP mode	4,000	4,000
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 3.61%, VRDN (b)	25,575	25,575
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1303, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,350	11,350
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	2,300	2,300
		57,625
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - 3.4%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 3.62% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	$ 9,795	$ 9,795
Central Washington Univ. Sys. Rev. Participating VRDN Series ROC II R 2121, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,175	4,175
Energy Northwest Elec. Rev. Participating VRDN:
Series EGL 06 65 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	12,900	12,900
Series PT 734, 3.59% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	7,000	7,000
Series ROC II R152, 3.6% (Liquidity Facility Citibank NA) (b)(d)	2,230	2,230
Series ROC II R3012, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,715	9,715
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,290	5,290
King County Rural Library District Participating VRDN Series Putters 1015, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,645	5,645
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,965	3,965
King County Swr. Rev. Participating VRDN:
Series MS 01 554, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Series PT 3466, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,000	4,000
Lewis County Pub. Util. District #1 Participating VRDN Series ROC RR II R4026, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,320	6,320
Redmond Cmnty. Properties Lease Participating VRDN Series MT 269, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,445	3,445
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,940	4,940
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Participating VRDN Series ROC II R2041, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,940	3,940
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 3.59%, LOC Bank of America NA, VRDN (b)	11,000	11,000
Washington Gen. Oblig. Participating VRDN:
Series PT 2095, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,980	1,980
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Putters 1199, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 3,625	$ 3,625
Series Putters 1296, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,915	4,915
Series Putters 509, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,470	5,470
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series A, 3.58%, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,735	9,735
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 3.62%, LOC Bank of America NA, VRDN (b)	2,200	2,200
		127,285
West Virginia - 0.3%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 3.76%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	3,950	3,950
West Virginia Univ. Revs. Participating VRDN:
Series Putters 698, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,375	2,375
Series ROC II R4067, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,005	7,005
		13,330
Wisconsin - 1.7%
Badger Tobacco Asset Securitization Corp. Participating VRDN Series PA 1361, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,130	3,130
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series PT 3071, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,725	6,725
Wisconsin Gen. Oblig. Participating VRDN Series PT 967, 3.59% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	8,925	8,925
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PT 873, 3.59% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	10,765	10,765
Series PT 917, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	13,190	13,190
Series Putters 399, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,245	3,245
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Nat'l. Regency of New Berlin, Inc. Proj.) 3.69%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	$ 5,800	$ 5,800
Series B, 3.6%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	8,000	8,000
3.6%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	5,500	5,500
		65,280
	Shares
Other - 3.4%
Fidelity Tax-Free Cash Central Fund, 3.58% (a)(c)	127,515,800	127,516
TOTAL INVESTMENT PORTFOLIO - 95.3% (Cost $3,617,065)		3,617,065
NET OTHER ASSETS - 4.7%		179,412
NET ASSETS - 100%		$ 3,796,477
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $49,410,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA)	11/16/05	$ 16,150
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.)	1/20/06	$ 6,600
Philadelphia School District Bonds Series PT 2793, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	6/29/05	$ 6,965
Wichita Hosp. Rev. Bonds Series MT 170, 3.43%, tender 2/1/07 (Liquidity Facility Landesbank Hessen-Thuringen)	11/10/05 - 2/1/06	$ 19,695
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Tax-Free Cash Central Fund	$ 3,240

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,489,549)	$ 3,489,549
Fidelity Central Funds (cost $127,516)	127,516
Total Investments (cost $3,617,065)		$ 3,617,065
Cash		114,565
Receivable for investments sold		26,649
Receivable for fund shares sold		67,830
Interest receivable		29,780
Receivable from investment adviser for expense reductions		76
Other receivables		450
Total assets		3,856,415

Liabilities
Payable for investments purchased	$ 1,000
Payable for fund shares redeemed	56,803
Distributions payable	177
Accrued management fee	787
Distribution fees payable	344
Other affiliated payables	651
Other payables and accrued expenses	176
Total liabilities		59,938

Net Assets		$ 3,796,477
Net Assets consist of:
Paid in capital		$ 3,796,338
Distributions in excess of net investment income		(2)
Accumulated undistributed net realized gain (loss) on investments		141
Net Assets		$ 3,796,477

Daily Money Class: Net Asset Value, offering price and redemption price per share ($616,890 ÷ 616,450 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($518,940 ÷ 518,575 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($2,660,647 ÷ 2,659,969 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended October 31, 2006

Investment Income
Interest		$ 108,808
Income from Fidelity Central Funds		3,240
Total income		112,048

Expenses
Management fee	$ 8,627
Transfer agent fees	6,934
Distribution fees	4,092
Accounting fees and expenses	326
Custodian fees and expenses	56
Independent trustees' compensation	13
Registration fees	611
Audit	52
Legal	10
Miscellaneous	64
Total expenses before reductions	20,785
Expense reductions	(6,537)	14,248
Net investment income		97,800
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		220
Net increase in net assets resulting from operations		$ 98,020

See accompanying notes which are an integral part of the financial statements.

Annual Report

Tax-Exempt Fund

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2006	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 97,800	$ 43,300
Net realized gain (loss)	220	34
Net increase in net assets resulting from operations	98,020	43,334
Distributions to shareholders from net investment income	(97,793)	(43,305)
Share transactions - net increase (decrease)	841,473	776,912
Total increase (decrease) in net assets	841,700	776,941

Net Assets
Beginning of period	2,954,777	2,177,836
End of period (including distributions in excess of net investment income of $2 and distributions in excess of net investment income of $2, respectively)	$ 3,796,477	$ 2,954,777

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.027	.016	.005	.005	.010
Distributions from net investment income	(.027)	(.016)	(.005)	(.005)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.72%	1.58%	.47%	.52%	.98%
Ratios to Average Net Assets B, C
Expenses before reductions	.73%	.74%	.74%	.74%	.73%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.54%	.61%	.69%	.68%	.66%
Net investment income	2.70%	1.60%	.49%	.52%	.98%
Supplemental Data
Net assets, end of period (in millions)	$ 617	$ 575	$ 625	$ 544	$ 576

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.013	.002	.003	.007
Distributions from net investment income	(.024)	(.013)	(.002)	(.003)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.46%	1.33%	.23%	.30%	.72%
Ratios to Average Net Assets B, C
Expenses before reductions	.98%	.99%	.99%	.99%	.98%
Expenses net of fee waivers, if any	.95%	.95%	.94%	.93%	.95%
Expenses net of all reductions	.79%	.86%	.93%	.91%	.91%
Net investment income	2.45%	1.35%	.25%	.29%	.72%
Supplemental Data
Net assets, end of period (in millions)	$ 519	$ 524	$ 504	$ 369	$ 367

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.029	.018	.007	.008	.012
Distributions from net investment income	(.029)	(.018)	(.007)	(.008)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.97%	1.84%	.73%	.78%	1.21%
Ratios to Average Net Assets B, C
Expenses before reductions	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.29%	.36%	.44%	.43%	.41%
Net investment income	2.95%	1.85%	.74%	.74%	1.17%
Supplemental Data
Net assets, end of period (in millions)	$ 2,661	$ 1,856	$ 1,049	$ 495	$ 254

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Treasury Fund (Treasury), Prime Fund (Prime) and Tax-Exempt Fund (Tax-Exempt) (collectively referred to as "the Funds") are funds of Fidelity Newbury Street Trust (the trust) (formerly Newbury Street Trust). Each Fund is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Treasury offers four classes of shares, Daily Money Class, Capital Reserves Class, Advisor B Class and Advisor C Class. Prime offers two classes of shares, Daily Money Class and Capital Reserves Class. Tax-Exempt offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Advisor B Class shares will automatically convert to Daily Money Class shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Funds may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Funds, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Annual Report

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Prime, Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, certain funds will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Tax-Exempt purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Treasury	$ 2,638,065	$ -	$ -	$ -
Prime	15,649,686	-	-	-
Tax-Exempt	3,617,065	-	-	-

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Treasury	$ 58	$ -	$ (92)
Prime	231	-	(516)
Tax-Exempt	141	-	-

The tax character of distributions paid was as follows:

	October 31, 2006
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury	$ -	$ 88,121	$ -	$ 88,121
Prime	-	575,571	-	575,571
Tax-Exempt	97,793	-	-	97,793
	October 31, 2005
	Tax-exempt Income	Ordinary Income	Long-term Capital Gains	Total
Treasury	$ -	$ 39,017	$ -	$ 39,017
Prime	-	254,189	-	254,189
Tax-Exempt	43,305	-	-	43,305

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds' financial statement disclosures.

Annual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.25% of average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Treasury: Daily Money Class	.00%	.25%	$ 2,662	$ 214
Capital Reserves Class	.25%	.25%	4,814	85
Advisor B Class	.75%	.25%	891	669
Advisor C Class	.75%	.25%	1,051	151
			$ 9,418	$ 1,119

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Prime: Daily Money Class	.00%	.25%	$ 14,793	$ 1,359
Capital Reserves Class	.25%	.25%	40,900	2,484
			$ 55,693	$ 3,843
Tax-Exempt: Daily Money Class	.00%	.25%	$ 1,547	$ 120
Capital Reserves Class	.25%	.25%	2,545	275
			$ 4,092	$ 395

Sales Load. FDC, receives the proceeds of contingent deferred sales charges levied on Treasury - Advisor B and Advisor C class redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Treasury - Advisor B and 1% for Treasury - Advisor C. In addition, FDC receives deferred sales charges of .25% on certain purchases of the Daily Money Class.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC

Treasury
Advisor B Class*	$ 425
Advisor C Class*	$ 53
Prime
Daily Money Class	$ 1

* When shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for Treasury and Prime. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for Tax-Exempt. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with Tax-Exempt's transfer and shareholder servicing agent functions. FIIOC receives asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class pays a transfer agent fee equal to an annual rate of .20% of their month end net assets. For the period the total transfer agent fees paid by each class to FIIOC were as follows.

Annual Report

3. Fees and Other Transactions with Affiliates - continued

Transfer Agent - continued

Treasury - Daily Money Class	$ 2,176
Treasury - Capital Reserves Class	1,995
Treasury - Advisor B Class	179
Treasury - Advisor C Class	213
$ 4,563
Prime - Daily Money Class	$ 11,868
Prime - Capital Reserves Class	16,402
$ 28,270
Tax-Exempt - Daily Money Class	$ 1,221
Tax-Exempt - Capital Reserves Class	1,002
Tax-Exempt - Fidelity Tax-Free Money Market Fund	4,711
$ 6,934

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt's accounting records. The fee is based on the level of average net assets for the month.

Investments in Fidelity Central Funds. The Funds may invest in Fidelity Central Funds. The Funds' Schedule of Investments lists each of the Fidelity Central Funds as an investment of each Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Funds' Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Funds, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Each applicable fund's activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Prime	Lender	$ 7,941	4.96%

4. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from Adviser

Treasury
Daily Money Class	.70%	$ 543
Capital Reserves Class	.95%	506
Advisor B Class	1.45%	45
Advisor C Class	1.45%	51
Prime
Daily Money Class	.70%	$ 2,737
Capital Reserves Class	.95%	3,799
Tax-Exempt
Daily Money Class	.70%	$ 189
Capital Reserves Class	.95%	152
Fidelity Tax-Free Money Market Fund	.45%	819

Annual Report

4. Expense Reductions - continued

In addition, through arrangements with each applicable Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer Agent expense reduction	Accounting expense reduction

Treasury	$ -		$ -
Daily Money Class		$ 27
Capital Reserves Class		-
Advisor B Class		-
Advisor C Class		3
Prime	32		-
Daily Money Class		35
Capital Reserves Class		-
Tax-Exempt	56		326
Daily Money Class		896
Capital Reserves Class		736
Fidelity Tax-Free Money Market Fund		3,363

5. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

During the period, Treasury Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified Treasury Fund that the Fund's books and records did not reflect a conversion of certain Class B to Daily Money Class shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Daily Money Class and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2006	2005
From net investment income
Treasury - Daily Money Class	$ 44,106	$ 21,573
Treasury - Capital Reserves Class	37,510	14,244
Treasury - Advisor B Class	2,945	1,760
Treasury - Advisor C Class	3,560	1,440
Total	$ 88,121	$ 39,017
Prime - Daily Money Class	$ 250,714	$ 111,889
Prime - Capital Reserves Class	324,857	142,300
Total	$ 575,571	$ 254,189
Tax-Exempt - Daily Money Class	$ 16,602	$ 9,417
Tax-Exempt - Capital Reserves Class	12,386	6,442
Tax-Exempt - Fidelity Tax-Free Money Market Fund	68,805	27,446
Total	$ 97,793	$ 43,305

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Years ended October 31,
	2006	2005
Treasury - Daily Money Class Shares sold	4,894,590	4,099,802
Reinvestment of distributions	42,116	20,301
Shares redeemed	(4,593,898)	(4,147,429)
Net increase (decrease)	342,808	(27,326)
Treasury - Capital Reserves Class Shares sold	4,057,442	3,211,085
Reinvestment of distributions	32,552	11,511
Shares redeemed	(3,740,422)	(3,132,102)
Net increase (decrease)	349,572	90,494
Treasury - Advisor B Class Shares sold	65,066	82,519
Reinvestment of distributions	2,685	1,546
Shares redeemed	(97,206)	(133,519)
Net increase (decrease)	(29,455)	(49,454)

Annual Report

7. Share Transactions - continued

	Years ended October 31,
	2006	2005
Treasury - Advisor C Class Shares sold	166,428	124,705
Reinvestment of distributions	3,392	1,371
Shares redeemed	(164,315)	(138,164)
Net increase (decrease)	5,505	(12,088)
Prime - Daily Money Class Shares sold	27,565,560	19,835,566
Reinvestment of distributions	241,173	107,649
Shares redeemed	(26,131,301)	(19,783,261)
Net increase (decrease)	1,675,432	159,954
Prime - Capital Reserves Class Shares sold	43,168,639	36,151,111
Reinvestment of distributions	315,616	137,815
Shares redeemed	(41,954,545)	(35,556,012)
Net increase (decrease)	1,529,710	732,914
Tax-Exempt - Daily Money Class Shares sold	3,146,123	2,995,165
Reinvestment of distributions	15,597	8,704
Shares redeemed	(3,119,787)	(3,054,026)
Net increase (decrease)	41,933	(50,157)
Tax-Exempt - Capital Reserves Class Shares sold	2,528,347	2,299,484
Reinvestment of distributions	12,181	6,281
Shares redeemed	(2,545,253)	(2,285,709)
Net increase (decrease)	(4,725)	20,056
Tax-Exempt - Fidelity Tax-Free Money Market Fund Shares sold	11,423,682	6,423,517
Reinvestment of distributions	67,656	27,099
Shares redeemed	(10,687,073)	(5,643,603)
Net increase (decrease)	804,265	807,013

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust (formerly Newbury Street Trust) and the Shareholders of Treasury Fund, Prime Fund and Tax-Exempt Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Treasury Fund, Prime Fund and Tax-Exempt Fund (Funds of Fidelity Newbury Street Trust) at October 31, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Newbury Street Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 12, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Except for William O. McCoy, each of the Trustees oversees 348 funds advised by FMR or an affiliate. Mr. McCoy oversees 350 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-1198.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of Treasury Fund (2005-present), Prime Fund (2005-present), and Tax-Exempt Fund (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005- present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006- present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005- present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (72)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Newbury Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Newbury Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001- present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointment: 2002

Vice President of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005- present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Timothy R. Huyck (42)

Year of Election or Appointment: 2002

Vice President of Treasury Fund. Mr. Huyck also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Huyck worked as a trader and portfolio manager.

Robert A. Litterest (47)

Year of Election or Appointment: 2002

Vice President of Prime Fund. Mr. Litterest also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Litterest worked as a portfolio manager.

Michael Widrig (43)

Year of Election or Appointment: 2004

Vice President of Tax-Exempt Fund. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig worked as an analyst and manager

Eric D. Roiter (57)

Year of Election or Appointment: 1998

Secretary of Treasury Fund, Prime Fund, and Tax-Exempt Fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (48)

Year of Election or Appointment: 2004

President and Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)

Year of Election or Appointment: 1986

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.

Peter L. Lydecker (52)

Year of Election or Appointment: 2004

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

Mark Osterheld (51)

Year of Election or Appointment: 2002

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.

Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of Treasury Fund, Prime Fund, and Tax-Exempt Fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Tax-Exempt fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2006, $185,058 or, if subsequently determined to be different, the net capital gain of such year.

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Treasury Fund	3.21%
Prime Fund	0.32%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2006 to October 31, 2006 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Treasury Fund	$ 77,713,970
Prime Fund	$ 503,937,569

During fiscal year ended 2006, 100% of Tax-Exempt Fund's income dividends were free from federal income tax, and 0% of Tax-Exempt Fund's income dividends were subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on December 14, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,862,949,388.88	77.608
Against	1,502,102,564.99	16.986
Abstain	381,973,056.56	4.320
Broker Non-Votes	96,102,007.00	1.087
TOTAL	8,843,127,017.43	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	8,331,856,005.11	94.218
Withheld	511,271,012.32	5.782
TOTAL	8,843,127,017.43	100.000
Albert R. Gamper, Jr. B
Affirmative	8,330,970,322.70	94.208
Withheld	512,156,694.73	5.792
TOTAL	8,843,127,017.43	100.000
Robert M. Gates
Affirmative	8,316,438,946.32	94.044
Withheld	526,688,071.11	5.956
TOTAL	8,843,127,017.43	100.000
George H. Heilmeier
Affirmative	8,326,545,588.92	94.158
Withheld	516,581,428.51	5.842
TOTAL	8,843,127,017.43	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	8,308,014,284.72	93.949
Withheld	535,112,732.71	6.051
TOTAL	8,843,127,017.43	100.000
Edward C. Johnson 3d
Affirmative	8,269,496,771.82	93.513
Withheld	573,630,245.61	6.487
TOTAL	8,843,127,017.43	100.000
Stephen P. Jonas
Affirmative	8,330,499,363.35	94.203
Withheld	512,627,654.08	5.797
TOTAL	8,843,127,017.43	100.000
Marie L. Knowles
Affirmative	8,331,749,013.44	94.217
Withheld	511,378,003.99	5.783
TOTAL	8,843,127,017.43	100.000
Ned C. Lautenbach
Affirmative	8,333,932,184.73	94.242
Withheld	509,194,832.70	5.758
TOTAL	8,843,127,017.43	100.000
Marvin L. Mann
Affirmative	8,321,718,069.45	94.104
Withheld	521,408,947.98	5.896
TOTAL	8,843,127,017.43	100.000
William O. McCoy
Affirmative	8,323,102,761.73	94.119
Withheld	520,024,255.70	5.881
TOTAL	8,843,127,017.43	100.000
Robert L. Reynolds
Affirmative	8,330,405,043.04	94.202
Withheld	512,721,974.39	5.798
TOTAL	8,843,127,017.43	100.000
	# of Votes	% of Votes
Cornelia M. Small
Affirmative	8,330,466,345.57	94.203
Withheld	512,660,671.86	5.797
TOTAL	8,843,127,017.43	100.000
William S. Stavropoulos
Affirmative	8,324,198,904.89	94.132
Withheld	518,928,112.54	5.868
TOTAL	8,843,127,017.43	100.000
Kenneth L. Wolfe
Affirmative	8,327,381,051.03	94.168
Withheld	515,745,966.40	5.832
TOTAL	8,843,127,017.43	100.000
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Management Funds: Treasury Fund / Prime Fund / Tax-Exempt Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. For Treasury Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Advisor C Class and Daily Money Class of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Advisor C Class and Daily Money Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). For Prime Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Capital Reserves Class and Daily Money Class of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Capital Reserves Class and Daily Money Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). For Tax-Exempt Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, as applicable, the cumulative total returns of Capital Reserves Class and Fidelity Tax-Free Money Market Fund (retail class) and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Capital Reserves Class and Fidelity Tax-Free Money Market Fund (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Treasury Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Daily Money Class of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Prime Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Daily Money Class of the fund was in the second quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Tax-Exempt Fund

Annual Report

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Tax-Free Money Market Fund (retail class) was in the first quartile for the one- and three-year periods. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 13% would mean that 87% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Treasury Fund

Prime Fund

Annual Report

Tax-Exempt Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees.

Fidelity Tax-Free Money Market Fund (retail class of Tax-Exempt Fund): The Board noted that the total expenses of the class ranked below its competitive median for 2005.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Daily Money Class (25 basis point 12b-1 fee class of each fund): The Board noted that the total expenses of Daily Money Class of each fund ranked above its competitive median for 2005.

Capital Reserves Class (50 basis point 12b-1 fee class of each fund): The Board noted that the total expenses of Capital Reserves Class of each fund ranked above its competitive median for 2005.

Advisor B Class and Advisor C Class (100 basis point 12b-1 fee classes of Treasury Fund): The Board noted that the total expenses of each class ranked above its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in most cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

Custodian

The Bank of New York

New York, NY (Prime Fund &
Treasury Fund)

Citibank, N.A.

New York, NY (Tax-Exempt Fund)

DMFI-ANN-1206 449323.1.0
1.538749.109

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity

Tax-Free Money Market

Fund

A Class of Fidelity®
Cash Management Funds:
Tax-Exempt Fund

Annual Report

October 31, 2006

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments with their values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Proxy Voting Results	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Stock and bond markets around the world have seen largely positive results year to date, although weakness in the technology sector and growth stocks in general have tempered performance. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2006 to October 31, 2006).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Beginning Account Value May 1, 2006	Ending Account Value October 31, 2006	Expenses Paid During Period* May 1, 2006 to October 31, 2006
Daily Money Class
Actual	$ 1,000.00	$ 1,014.80	$ 3.55
HypotheticalA	$ 1,000.00	$ 1,021.68	$ 3.57
Capital Reserves Class
Actual	$ 1,000.00	$ 1,013.50	$ 4.82
HypotheticalA	$ 1,000.00	$ 1,020.42	$ 4.84
Fidelity Tax-Free Money Market Fund
Actual	$ 1,000.00	$ 1,016.00	$ 2.29
HypotheticalA	$ 1,000.00	$ 1,022.94	$ 2.29

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Daily Money Class	.70%
Capital Reserves Class	.95%
Fidelity Tax-Free Money Market Fund	.45%

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 10/31/06	% of fund's investments 4/30/06	% of fund's investments 10/31/05
0 - 30	93.0	87.2	90.8
31 - 90	1.0	2.1	1.2
91 - 180	1.5	8.4	0.4
181 - 397	4.5	2.3	7.6
Weighted Average Maturity
	10/31/06	4/30/06	10/31/05
Tax-Exempt Fund	21 Days	23 Days	28 Days
All Tax-Free Money Market Funds Average*	26 Days	21 Days	28 Days
Asset Allocation (% of fund's net assets)
As of October 31, 2006	As of April 30, 2006
Variable Rate Demand Notes (VRDNs) 83.4%	Variable Rate Demand Notes (VRDNs) 78.9%
Commercial Paper (including CP Mode) 2.3%	Commercial Paper (including CP Mode) 3.5%
Tender Bonds 1.6%	Tender Bonds 4.7%
Municipal Notes 4.3%	Municipal Notes 4.9%
Municipal Bonds 0.3%	Municipal Bonds 0.5%
Fidelity Tax-Free Cash Central Fund 3.4%	Fidelity Tax-Free Cash Central Fund 2.8%
Net Other Assets 4.7%	Net Other Assets 4.7%

*Source: iMoneyNet, Inc.

Annual Report

Investments October 31, 2006

Showing Percentage of Net Assets

Municipal Securities - 95.3%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 2.2%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	$ 6,600	$ 6,600
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	10,000	10,000
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 3.59% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	2,425	2,425
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 3.59%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	200	200
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series EGL 02 6009 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	4,100	4,100
Health Care Auth. for Baptist Health Series 2006 C, 3.58%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	9,400	9,400
Jefferson County Ltd. Oblig. School Warrants Series B, 3.58% (AMBAC Insured), VRDN (b)	17,000	17,000
Jefferson County Swr. Rev. Series 2003 B7, 3.58% (XL Cap. Assurance, Inc. Insured), VRDN (b)	15,000	15,000
Univ. of Alabama - Birmingham Participating VRDN Series PA 1413, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,835	16,835
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 529, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,500	2,500
		84,060
Alaska - 0.8%
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,615	4,615
Alaska Muni. Bond Bank Auth. Participating VRDN Series PT 1986, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,770	5,770
Anchorage Gen. Oblig. Participating VRDN Series PT 2655, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,775	5,775
CIVICVentures Rev. Participating VRDN Series Solar 06 33, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	12,380	12,380
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,095	3,095
		31,635
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - 1.8%
Arizona State Univ. Ctfs. of Prtn. Participating VRDN Putters 2404, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 2,870	$ 2,870
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,000	3,000
Series ROC II R174, 3.6% (Liquidity Facility Citibank NA) (b)(d)	1,295	1,295
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.62% (Liquidity Facility BNP Paribas SA) (b)(d)	3,000	3,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN:
Series MACN 05 L, 3.6% (Liquidity Facility Bank of America NA) (b)(d)	2,575	2,575
Series PA 1373, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,750	8,750
Series Putters 1374, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,760	6,760
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,200	1,200
Phoenix Indl. Dev. Auth. Cultural Facilities Rev. (Phoenix Art Museum Proj.) 3.57%, LOC Wells Fargo Bank NA, VRDN (b)	2,785	2,785
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.) 3.59%, LOC Branch Banking & Trust Co., VRDN (b)	4,400	4,400
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 14 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	7,600	7,600
Series EGL 06 22 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	12,070	12,070
Series MS 04 1227, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	1,900	1,900
Series PT 1512, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,000	1,000
Series ROC II R1003, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,945	3,945
Series C, 3.62% 12/11/06, CP	5,000	5,000
		68,150
California - 0.9%
California Gen. Oblig. Participating VRDN Series Putters 132, 3.59% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,480	2,480
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 3.68%, LOC Societe Generale, VRDN (b)	$ 3,100	$ 3,100
Los Angeles Unified School District Participating VRDN Series Putters 487, 3.59% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	12,730	12,730
Sacramento Muni. Util. District Fing. Auth. Rev. Participating VRDN Series PT 3360, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	15,635	15,635
		33,945
Colorado - 3.5%
Adams County Rev. Participating VRDN Series MS 1260, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	14,000	14,000
Colorado Dept. of Trans. Rev. Participating VRDN Series ROC II R 4046, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,290	3,290
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.63% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	2,000	2,000
Colorado Health Facilities Auth. Rev.:
Participating VRDN Series MT 23, 3.59% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	19,850	19,850
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.73%, LOC JPMorgan Chase Bank, VRDN (b)	1,000	1,000
Colorado Hsg. & Fin. Auth. Bonds Series A5 Class 1, 3.43% 1/3/07	11,500	11,500
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 3.6% (Liquidity Facility Societe Generale) (b)(d)	6,800	6,800
Colorado State Dept. of Corrections Ctfs. of Prtn. Participating VRDN Series Putters 1252, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,640	5,640
Denver City & County Arpt. Rev. Participating VRDN Series GS 06 63TP, 3.6% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	9,500	9,500
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,895	4,895
Series PZ 112, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,545	12,545
Larimer County School District #R1, Poudre Participating VRDN Series ROC II R4535, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,790	2,790
Larimer Weld & Boulder Counties Participating VRDN Series PT 3317, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,225	4,225
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Colorado - continued
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 1,990	$ 1,990
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series EGL 06 120, 3.61% (Liquidity Facility Citibank NA) (b)(d)	25,000	25,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.63%, VRDN (b)	1,300	1,300
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN:
Series PT 2690, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,870	3,870
Series Putters 862, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,045	4,045
		134,240
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 3.79%, VRDN (b)	3,500	3,500
Series 1999 A, 3.7%, VRDN (b)	3,000	3,000
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,570	3,570
		10,070
District Of Columbia - 0.6%
District of Colombia Ballpark Rev. Participating VRDN Series I-5, 3.6% (Liquidity Facility Royal Bank of Canada) (b)(d)	8,380	8,380
District of Columbia Gen. Oblig. Participating VRDN Series PT 2440, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,865	1,865
District of Columbia Rev.:
(American Assoc. Med. Colleges Proj.) 3.68% (AMBAC Insured), VRDN (b)	3,575	3,575
(American Psychological Assoc. Proj.) 3.62%, LOC Bank of America NA, VRDN (b)	1,200	1,200
(Defenders of Wildlife Proj.) 3.62%, LOC Bank of America NA, VRDN (b)	2,600	2,600
(Saint Patrick's Episcopal Proj.) 3.57%, LOC SunTrust Banks, Inc., VRDN (b)	6,600	6,600
		24,220
Florida - 6.8%
Broward County Arpt. Sys. Rev. Participating VRDN Series PT 2415, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,250	5,250
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 3.61% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	$ 13,000	$ 13,000
Series EGL 01 905, 3.61% (Liquidity Facility Citibank NA) (b)(d)	10,200	10,200
Series PT 1223, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,000	7,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT 2036, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,100	8,100
Florida Board of Ed. Pub. Ed. Participating VRDN Series ROC II R482, 3.6% (Liquidity Facility Citibank NA) (b)(d)	9,740	9,740
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series PT 3400, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,765	6,765
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	16,150	16,150
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.6% (Liquidity Facility Societe Generale) (b)(d)	2,910	2,910
Golden Knight MBIA Participating VRDN Series Solar 06 125, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	24,370	24,370
Highlands County Health Facilities Auth. Rev.:
Participating VRDN Series Putters 1405, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,620	8,620
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 3.6%, VRDN (b)	2,700	2,700
Hillsborough County Indl. Dev. Participating VRDN Series PA 1410, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,335	6,335
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Goodwill Inds.-Suncoast Proj.) Series 2001, 3.57%, LOC SunTrust Banks, Inc., VRDN (b)	10,500	10,500
Indian River County Hosp. District Hosp. Rev. Series 1985, 3.66%, LOC Wachovia Bank NA, VRDN (b)	2,700	2,700
Jacksonville Elec. Auth. Rev. Participating VRDN Series MS 98 127, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	1,995	1,995
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.6% (Liquidity Facility Citibank NA) (b)(d)	1,695	1,695
Jacksonville Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) 3.7%, VRDN (b)	12,050	12,050
Manatee County School District TAN 4% 10/11/07	11,600	11,653
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - continued
Miami-Dade County Expressway Auth. Participating VRDN Series ROC II R 9026, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 10,375	$ 10,375
Miami-Dade County Health Facilities Auth. Hosp. Rev. Participating VRDN Series Putters 208, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,775	6,775
Orange County Health Facilities Auth. Rev. Participating VRDN Series MT 237, 3.59% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	23,000	23,000
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 919, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,485	5,485
Palm Bay Util. Rev. Participating VRDN Series PT 3220, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,110	9,110
Palm Beach County Edl. Facilities Auth. (Atlantic College Proj.) Series 2001, 3.59%, LOC Bank of America NA, VRDN (b)	5,700	5,700
Palm Beach County Rev.:
(Planned Parenthood Proj.) 3.58%, LOC Northern Trust Co., Chicago, VRDN (b)	2,700	2,700
(Zoological Society of Palm Beach Proj.) 3.57%, LOC Northern Trust Co., Chicago, VRDN (b)	3,900	3,900
Panama City Beach Participating VRDN Series Solar 2006 129, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	9,100	9,100
Santa Rosa County School Board Ctfs. of Prtn. Participating VRDN Series Putters 1293Z, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,245	5,245
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,000	2,000
Tampa Sports Auth. Rev. Participating VRDN Series SGA 61, 3.62% (Liquidity Facility Societe Generale) (b)(d)	2,000	2,000
Univ. of North Florida Foundation, Inc. Rev. Series 1994, 3.61%, LOC Wachovia Bank NA, VRDN (b)	2,200	2,200
Volusia County Participating VRDN Series Solar 2006 124, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	7,200	7,200
		256,523
Georgia - 2.5%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series EGL 7053030 Class A, 3.61% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	5,200	5,200
Atlanta Dev. Auth. Student Hsg. Rev. Participating VRDN Series Putters 145, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,475	9,475
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - continued
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series Putters 513, 3.6% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	$ 9,965	$ 9,965
Series SGA 145, 3.63% (Liquidity Facility Societe Generale) (b)(d)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 3.63% (Liquidity Facility Societe Generale) (b)(d)	7,000	7,000
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 3.76%, tender 6/1/07 (b)	12,300	12,307
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 A, 3.64%, LOC Gen. Elec. Cap. Corp., VRDN (b)	7,000	7,000
DeKalb County Dev. Auth. Rev. (Marist School, Inc. Proj.) Series 1999, 3.57%, LOC SunTrust Banks, Inc., VRDN (b)	9,000	9,000
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) 3.59%, LOC Branch Banking & Trust Co., VRDN (b)	5,000	5,000
Fulton County Wtr. & Swr. Rev. Participating VRDN:
Series EGL 720050005 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	4,295	4,295
Series Solar 06 51, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	4,300	4,300
Georgia Muni. Elec. Auth. Series A, 3.62% 12/8/06, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	7,911	7,911
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series Floaters 01 675, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,900	5,900
		93,353
Hawaii - 0.2%
Hawaii Gen. Oblig. Participating VRDN Series PT 2301, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,280	3,280
Honolulu City & County Gen. Oblig. Participating VRDN Series EGL 7050052 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	5,000	5,000
		8,280
Illinois - 10.6%
Boone McHenry & Dekalb Counties Cmnty. Unit School District #100 Participating VRDN Series PZ 50, 3.62% (Liquidity Facility BNP Paribas SA) (b)(d)	2,730	2,730
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 3.66% (Liquidity Facility Bank of America NA) (b)(d)	3,400	3,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Board of Ed. Participating VRDN: - continued
Series PT 2446, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,480	$ 5,480
Series PT 3569, 3.59% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	3,655	3,655
Series PZ 60, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,325	2,325
Chicago Gas Supply Rev. Participating VRDN Series MT 201, 3.64% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,000	6,000
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 3.63% (Liquidity Facility Citibank NA) (b)(d)	2,500	2,500
Series PT 2360, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,515	5,515
Series PT 2361, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,740	1,740
Series Solar 06 38, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	2,500	2,500
Chicago Metropolitan Wtr. Reclamation District Greater Chicago Participating VRDN Series Floaters 06 48, 3.6% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	10,800	10,800
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series MS 1284, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,200	5,200
Chicago Sales Tax Rev. 3.63% (FGIC Insured), VRDN (b)	3,510	3,510
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 3.61% (Liquidity Facility Citibank NA) (b)(d)	10,005	10,005
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PZ 118, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,785	2,785
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	18,785	18,785
Series Merlots 97 V, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,285	1,285
Cook County Gen. Oblig.:
Participating VRDN:
Series EGL 01 1302, 3.61% (Liquidity Facility Citibank NA) (b)(d)	1,200	1,200
Series PA 591, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,305	5,305
Series 2004 E, 3.54% (Liquidity Facility DEPFA BANK PLC), VRDN (b)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
DuPage County Gen. Oblig. Participating VRDN Series Merlots 00 A9, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	$ 9,745	$ 9,745
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series MS 1088, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	6,390	6,390
Illinois Dev. Fin. Auth. Rev.:
(Aurora Central Catholic High School Proj.) Series 1994, 3.83%, LOC Allied Irish Banks PLC, VRDN (b)	1,000	1,000
(Palos Cmnty. Hosp. Proj.) 3.6% (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	5,000	5,000
Illinois Edl. Facilities Auth. Revs.:
Participating VRDN:
Series EGL 03 60 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	4,690	4,690
Series PA 896R, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,135	4,135
(ACI Cultural Pooled Fing. Prog.) 3.67%, LOC JPMorgan Chase Bank, VRDN (b)	4,100	4,100
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series MS 06 1489, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	4,065	4,065
Series PT 3029, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,800	7,800
(Illinois College Proj.) 3.58%, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,000	10,000
(Mercy Alliance, Inc. Proj.) 3.59%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	7,000	7,000
Illinois Fin. Auth. Student Hsg. Rev. Series A, 3.62%, LOC Banco Santander Central Hispano SA, VRDN (b)	5,325	5,325
Illinois Gen. Oblig. Participating VRDN:
Series MACN 06 L, 3.6% (Liquidity Facility Bank of America NA) (b)(d)	3,490	3,490
Series MS 98 143, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	1,500	1,500
Series PT 2131, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,680	7,680
Series Putters 133, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,330	4,330
Series Putters 409, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,745	5,745
Series Putters 679, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,925	2,925
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Gen. Oblig. Participating VRDN: - continued
Series ROC II R4536, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 5,395	$ 5,395
Illinois Health Facilities Auth. Rev.:
(Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) 3.6%, LOC JPMorgan Chase Bank, VRDN (b)	5,625	5,625
(OSF Health Care Sys. Proj.) 3.64%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,000	6,000
(Rehabilitation Inst. of Chicago Proj.) Series 1997, 3.63%, LOC Bank of America NA, VRDN (b)	14,400	14,400
Illinois Muni. Elec. Agcy. Pwr. Supply Participating VRDN Series Putters 1368, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,325	6,325
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.64% (Liquidity Facility Bank of America NA) (b)(d)	2,000	2,000
Series BA 04 A, 3.6% (Liquidity Facility Bank of America NA) (b)(d)	3,330	3,330
Series EGL 01 1306, 3.61% (Liquidity Facility Citibank NA) (b)(d)	1,600	1,600
Series Merlots 01 A86, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	6,120	6,120
Series Merlots 02 A24, 3.6% (Liquidity Facility Bank of New York, New York) (b)(d)	4,945	4,945
Series PT 2398, 3.59% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,700	7,700
Series SGB 19, 3.6% (Liquidity Facility Societe Generale) (b)(d)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN:
Series DB 165, 3.59% (Liquidity Facility Deutsche Bank AG) (b)(d)	10,600	10,600
Series PT 1929, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,960	3,960
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series Putters 1354, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,700	6,700
Series ROC II R 606PB, 3.61% (Liquidity Facility Deutsche Postbank AG) (b)(d)	6,180	6,180
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,240	3,240
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 1,101	$ 1,101
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 3.96%, LOC LaSalle Bank NA, VRDN (b)	3,375	3,375
McHenry County Cmnty. School District #200 Participating VRDN Series Putters 1362, 3.62% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,600	2,600
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series GS 06 9Z, 3.63% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	12,565	12,565
Series PA 1058, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,350	1,350
Series Putters 1508, 3.62% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,900	4,900
Series TOC 06 Z8, 3.63% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	6,325	6,325
Muni. Secs Trust Ctfs. (BEAR) Participating VRDN Series MSTC 7016 Class A, 3.59% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	15,645	15,645
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 6, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,880	3,880
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC 1076, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,045	6,045
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 04 45 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	3,000	3,000
Springfield Elec. Rev. Participating VRDN Series Putters 1314, 3.6% (Liquidity Facility Deutsche Postbank AG) (b)(d)	7,695	7,695
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN:
Series EGL 06 124, 3.61% (Liquidity Facility Citibank NA) (b)(d)	14,300	14,300
Series Merlots 01 A105, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,055	3,055
Series PT 2620, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,160	5,160
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,565	2,565
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Will County Cmnty. Unit School District #365, Valley View Participating VRDN:
Series PZ 47, 3.62% (Liquidity Facility BNP Paribas SA) (b)(d)	$ 9,000	$ 9,000
Series PZ 81, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,665	3,665
Will County School District #122 Participating VRDN Series PZ 48, 3.62% (Liquidity Facility BNP Paribas SA) (b)(d)	3,595	3,595
Winnebago County Rev. (The Mill Proj.) Series 1996, 3.69%, LOC JPMorgan Chase Bank, VRDN (b)	2,740	2,740
		403,821
Indiana - 3.9%
Aurora School Bldg. Corp. Participating VRDN Series PT 2456, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,340	10,340
Boone County Hosp. Assoc. Lease Rev. Participating VRDN Series Putters 908, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,000	4,000
Ctr. Grove 2000 Bldg. Corp. Participating VRDN Series DB 135, 3.59% (Liquidity Facility Deutsche Bank AG) (b)(d)	2,000	2,000
Ctr. Grove School Bldg. Corp. Participating VRDN Series Putters 727, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,735	6,735
Elkhart County Gen. Oblig. Participating VRDN Series Putters 553, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,140	2,140
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,515	5,515
Indiana Bond Bank Participating VRDN Series ROC II R2079, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,410	2,410
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 3.59%, LOC JPMorgan Chase Bank, VRDN (b)	4,675	4,675
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II R6072, 3.6% (Liquidity Facility Citibank NA) (b)(d)	5,295	5,295
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series DB 114, 3.59% (Liquidity Facility Deutsche Bank AG) (b)(d)	6,340	6,340
Series Merlots B21, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,135	4,135
Series MS 853, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	2,000	2,000
Series PT 2189, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,960	2,960
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Indiana Trans. Fin. Auth. Hwy. Participating VRDN: - continued
Series PT 3610, 3.59% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	$ 28,720	$ 28,720
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,045	3,045
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 3.6% (Liquidity Facility Bank of New York, New York) (b)(d)	6,590	6,590
Merrillville Multi-School Bldg. Corp. Participating VRDN Series Putters 922, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,920	9,920
Mount Vernon of Hancock County Multi-School Corp. Participating VRDN Series DB 137, 3.59% (Liquidity Facility Deutsche Bank AG) (b)(d)	9,530	9,530
North Daviess School Bldg. Corp. Participating VRDN Series ROC II R2203, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,600	6,600
Northwest Allen School Bldg. Corp. Participating VRDN Series PT 2610, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,805	9,805
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 3.75%, LOC U.S. Bank NA, Minnesota, VRDN (b)	6,000	6,000
White County Hosp. Rent Rev. 3.58%, LOC Regions Bank of Alabama, VRDN (b)	7,900	7,900
		146,655
Iowa - 0.1%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,330	3,330
Kansas - 0.8%
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 3.59% (Liquidity Facility Societe Generale) (b)(d)	3,000	3,000
Wichita Hosp. Rev. Bonds Series MT 170, 3.43%, tender 2/1/07 (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)(e)	19,695	19,695
Wichita Wtr. & Swr. Util. Rev. Participating VRDN Series Putters 1136, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,010	3,010
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,480	3,480
		29,185
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - 0.8%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 3.65% tender 11/3/06, LOC Fifth Third Bank, Cincinnati, CP mode	$ 9,000	$ 9,000
Kentucky Econ. Dev. Fin. Auth. Hosp. (Baptist Health Care Proj.) Series B, 3.6% (MBIA Insured), VRDN (b)	4,900	4,900
Louisville & Jefferson Co. Participating VRDN Series PA 1416, 3.62% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000	5,000
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	9,540	9,540
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.66% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	1,200	1,200
		29,640
Louisiana - 2.4%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,980	11,980
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series MS 06 1307, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	11,700	11,700
Louisana St. Univ. Participating VRDN Series Solar 06 115, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	9,245	9,245
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC II R 3035, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,780	5,780
Series Stars 162, 3.59% (Liquidity Facility BNP Paribas SA) (b)(d)	11,485	11,485
Louisiana Gen. Oblig. Participating VRDN:
Series Merlot 06 C4, 3.6% (Liquidity Facility Bank of New York, New York) (b)(d)	5,600	5,600
Series MT 158, 3.59% (Liquidity Facility BNP Paribas SA) (b)(d)	2,000	2,000
Series MT 190, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	6,275	6,275
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Participating VRDN Series Putters 1349, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,335	6,335
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Louisiana - continued
St Tammany Parish Sales Participating VRDN Series PT 3633, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 13,350	$ 13,350
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 91, 3.66% tender 11/3/06, CP mode	8,400	8,400
		92,150
Maine - 0.4%
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,070	8,070
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	3,000	3,000
Series Putters 546, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,845	2,845
		13,915
Maryland - 1.1%
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 3.68% tender 11/1/06, LOC Wachovia Bank NA, CP mode	5,500	5,500
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PA 1259, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,300	3,300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series MS 06 1310, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	7,600	7,600
Washington D.C. Metropolitan Area Trans. Auth. Gross Rev. Series A, 3.55% 11/6/06, LOC Wachovia Bank NA, CP	25,000	25,000
		41,400
Michigan - 3.3%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 3.61%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	9,000	9,000
Detroit City School District Participating VRDN Series PT 3559, 3.59% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	7,440	7,440
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	4,000	4,000
Series Merlots 01 A103, 3.6% (Liquidity Facility Bank of New York, New York) (b)(d)	1,200	1,200
Series SGB 47, 3.6% (Liquidity Facility Societe Generale) (b)(d)	5,110	5,110
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - continued
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Putters 1443, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 9,000	$ 9,000
Series Putters 200, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,270	1,270
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,000	2,000
Jackson County Hosp. Fin. Auth. Hosp. Rev. (W.A. Foote Mem. Hosp.) Series 2005 B, 3.58%, LOC Bank of Nova Scotia, New York Agcy., VRDN (b)	9,900	9,900
Kent County Bldg. Auth. Participating VRDN Series PT 3243, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,905	5,905
L'Anse Creuse Pub. Schools Participating VRDN Series Putters 927, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,470	5,470
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series MS 907, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	4,948	4,948
Series PT 2177, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,090	6,090
Series ROC II R 9020, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,000	6,000
Series Stars 101, 3.59% (Liquidity Facility BNP Paribas SA) (b)(d)	1,670	1,670
(Facilities Prog.) Series 2005 IIA, 3.6%, LOC DEPFA BANK PLC, VRDN (b)	4,200	4,200
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Participating VRDN Series PT 732, 3.59% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	7,700	7,700
(Health Care Equip. Ln. Prog.):
Series B, 3.62%, LOC LaSalle Bank Midwest NA, VRDN (b)	800	800
3.62%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	11,500	11,500
(Munising Memorial Hosp. Assoc. Proj.) 3.61%, LOC Banco Santander Central Hispano SA, VRDN (b)	6,400	6,400
Michigan Muni. Bond Auth. Rev. RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	10,300	10,365
Michigan Strategic Fund Ltd. Oblig. Rev. (Dow Chemical Co. Proj.) 3.69%, VRDN (b)	7,300	7,300
		127,268
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - 1.1%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 3.61% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	$ 6,820	$ 6,820
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,840	1,840
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	3,100	3,100
Series MS 1461, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	6,400	6,400
Minnesota Higher Ed. Facilities Auth. Rev. (Gustavus Adolphus College Proj.) 3.59%, LOC Allied Irish Banks PLC, VRDN (b)	7,600	7,600
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 3.61%, LOC Fannie Mae, VRDN (b)	2,350	2,350
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 3.6% (Liquidity Facility Citibank NA) (b)(d)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 3.6% (Liquidity Facility Citibank NA) (b)(d)	7,080	7,080
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series PZ 77, 3.62% (Liquidity Facility BNP Paribas SA) (b)(d)	3,305	3,305
		43,610
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig. Series A, 3.8% 3/19/07, LOC BNP Paribas SA, CP	15,000	15,000
Mississippi Gen. Oblig. Series 2003 E, 3.59% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	510	510
		15,510
Missouri - 1.2%
Howard Bend Levee District Participating VRDN Series PT 3338, 3.59% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	5,500	5,500
Jackson County Spl. Oblig. Participating VRDN Series ROC II R 9013, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,645	4,645
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN:
Series Floaters 06 1433, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,306	5,306
Series PT 1843, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,785	6,785
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 3.69%, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 3,700	$ 3,700
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	2,700	2,700
Springfield Pub. Util. Rev. Participating VRDN Series Munitops 06 72, 3.6% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	17,150	17,150
		45,786
Nebraska - 0.3%
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 3.61% (Liquidity Facility Citibank NA) (b)(d)	2,000	2,000
Series EGL 04 9 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	2,560	2,560
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series MS 1289, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,100	5,100
		9,660
Nevada - 1.4%
Clark County Gen. Oblig. Participating VRDN Series Putters 1309, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,650	5,650
Las Vegas Gen. Oblig. Participating VRDN Series Solar 06 83, 3.59% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,310	8,310
Las Vegas New Convention & Visitors Auth. Rev. Participating VRDN Series Putters 802, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,165	4,165
Nevada Gen. Oblig. Participating VRDN:
Series PT 3091, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,260	5,260
Series PT 3522, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,885	8,885
Series SGB 31, 3.59% (Liquidity Facility Societe Generale) (b)(d)	2,500	2,500
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series Putters 1134, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,280	5,280
Reno Sales Tax Rev. Participating VRDN Series GS 06 5GZ, 3.65% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	14,040	14,040
		54,090
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Hampshire - 0.2%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 3.59%, LOC SunTrust Banks, Inc., VRDN (b)	$ 7,495	$ 7,495
New Jersey - 1.9%
New Jersey Gen. Oblig. TRAN 4.5% 6/22/07	40,100	40,353
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	16,000	16,000
Series PA 614, 3.59% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,825	3,825
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PZ 111, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,400	4,400
Series PZ 116, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,540	8,540
		73,118
New Mexico - 0.4%
New Mexico Fin. Auth. Rev. Participating VRDN Series PT 3133, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,545	3,545
Roswell Student Hsg. Rev. (Roswell LLC Proj.) Series 2006 A. 3.59%, LOC Banco Santander Central Hispano SA, VRDN (b)	11,710	11,710
		15,255
New York - 1.8%
Metropolitan Trans. Auth. Dedicated Tax Fund Participating VRDN Series PA 3612, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,750	3,750
Metropolitan Trans. Auth. Rev. Participating VRDN Series PT 1972, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,000	5,000
Metropolitan Trans. Auth. Svc. Contract Rev. Participating VRDN Series PT 1967, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,395	6,395
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 04 15 Class A, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	25,175	25,175
Series EGL 04 33 Class A, 3.6% (Liquidity Facility Citibank NA) (b)(d)	8,500	8,500
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 3.58% (Liquidity Facility Morgan Stanley) (b)(d)	1,460	1,460
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New York - continued
New York Transitional Fin. Auth. Rev. Participating VRDN Series MSDW 00 319, 3.58% (Liquidity Facility Morgan Stanley) (b)(d)	$ 3,760	$ 3,760
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series EGL 02 6024 Class A, 3.6% (Liquidity Facility Citibank NA) (b)(d)	13,690	13,690
Series PT 1092, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,450	2,450
		70,180
Non State Specific - 0.3%
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 015, 3.66% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,000	10,000
North Carolina - 1.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Participating VRDN Series MS 1272, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	6,860	6,860
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R7529, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,790	10,790
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 3.59%, LOC Branch Banking & Trust Co., VRDN (b)	7,775	7,775
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev.:
(Campbell Univ. Proj.) 3.59%, LOC Branch Banking & Trust Co., VRDN (b)	5,610	5,610
(High Point Univ. Proj.) 3.59%, LOC Branch Banking & Trust Co., VRDN (b)	4,000	4,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series MS 06 1338, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	3,627	3,627
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	7,255	7,255
North Carolina Gen. Oblig. Participating VRDN Series ROC II R 597, 3.6% (Liquidity Facility Citibank NA) (b)(d)	3,495	3,495
Reset Optional Ctfs. Trust II-R Participating VRDN Series ROC 645, 3.6% (Liquidity Facility Citibank NA) (b)(d)	6,400	6,400
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	7,700	7,700
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 3.58% (Liquidity Facility Dexia Cr. Local de France), VRDN (b)	5,975	5,975
		69,487
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Ohio - 1.8%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 3.58%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	$ 3,770	$ 3,770
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Subseries B1, 3.7%, VRDN (b)	14,000	14,000
Subseries B3, 3.7%, VRDN (b)	2,100	2,100
Delaware Gen. Oblig. BAN 4.5% 12/14/06	7,100	7,109
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 3.75%, VRDN (b)	3,400	3,400
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	12,530	12,530
Ohio Higher Edl. Facility Commission Rev.:
Participating VRDN Series EGL 7053020 Class A, 3.61% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	3,000	3,000
(Pooled Fing. Prog.):
Series 2003 B, 3.58%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,000	5,000
Series 2004 B, 3.58%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,300	5,300
Series 2006 A, 3.58%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	8,000	8,000
(The College of Mount Saint Joseph Proj.) 3.59%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	3,060	3,060
		67,269
Oklahoma - 0.8%
Oklahoma Cap. Impt. Auth. Facilities Participating VRDN Series MS 1389, 3.6% (AMBAC Insured) (Liquidity Facility Morgan Stanley) (b)(d)	17,425	17,425
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.59% (AMBAC Insured), VRDN (b)	13,400	13,400
		30,825
Oregon - 1.5%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series PT 1435, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,500	6,500
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 A, 3.58%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (b)	31,300	31,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oregon - continued
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.71% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	$ 4,300	$ 4,300
Portland Swr. Sys. Rev. Participating VRDN Series PT 2435, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,960	5,960
Portland Urban Renewal & Redev. Participating VRDN Series PT 3287, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,495	7,495
		55,555
Pennsylvania - 5.2%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series PT 762, 3.59% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	22,700	22,700
Series Putters 1281, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,200	4,200
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,600	2,600
(UPMC Children's Hosp. Proj.) Series 2004 A, 3.67%, VRDN (b)	5,600	5,600
(UPMC Health Sys. Proj.) Series 2002 C, 3.58%, LOC Comerica Bank, Detroit, VRDN (b)	2,695	2,695
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 3.59%, LOC Allied Irish Banks PLC, VRDN (b)	4,895	4,895
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	2,400	2,400
Middletown Area School District Gen. Oblig. 3.58% (FSA Insured), VRDN (b)	13,700	13,700
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Gaudenzia Foundation, Inc. Prog.) 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	3,700	3,700
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 3.59%, LOC Unicredito Italiano Spa, VRDN (b)	4,500	4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN Series Putters 1271, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,925	2,925
(King's College Proj.) Series 2001 H6, 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	4,800	4,800
(Messiah College Proj.) Series 2001 14, 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	900	900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 06 1479, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	$ 4,670	$ 4,670
Series MS 958, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	1,600	1,600
Series Putters 371Z, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,900	3,900
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series AAB 04-9, 3.6%, tender 11/7/06 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	9,900	9,900
Philadelphia Gen. Oblig.:
Participating VRDN Series MS 01 751, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,330	5,330
TRAN 4.5% 6/29/07	8,800	8,841
Philadelphia School District:
Bonds Series PT 2793, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	6,965	6,965
Participating VRDN Series MT 135, 3.59% (Liquidity Facility DEPFA BANK PLC) (b)(d)	19,265	19,265
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series SG 158, 3.59% (Liquidity Facility Societe Generale) (b)(d)	11,200	11,200
Pittsburgh Gen. Oblig. Participating VRDN Series Putters 1367T, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,190	6,190
Scranton-Lackawanna Health & Welfare Auth. Rev. 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	18,500	18,500
Temple Univ. of the Commonwealth Sys. of Higher Ed. RAN 5% 4/26/07	12,900	12,979
Westmoreland County Muni. Auth. Muni. Svc. Rev. Participating VRDN Series Putters 1228, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,100	3,100
Wilkes Barre Gen. Oblig. Series 2004 B, 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	9,740	9,740
		197,795
Puerto Rico - 0.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series ROC II R 636CE, 3.58% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,800	6,800
South Carolina - 1.8%
Berkeley County School District Participating VRDN Series MSCO 01 656, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,500	5,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Carolina - continued
Greenville County School District Installment Purp. Rev. Participating VRDN:
Series Floaters 43 TP, 3.6% (Liquidity Facility Wells Fargo & Co.) (b)(d)	$ 9,615	$ 9,615
Series PT 3393, 3.59% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	15,945	15,945
Greer Combined Util. Sys. Rev. Participating VRDN Series Merlots 02 A30, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,750	3,750
Horry County School District Participating VRDN Series PT 2033, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,695	3,695
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.72%, VRDN (b)	2,700	2,700
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 3.62%, LOC Bank of America NA, VRDN (b)	7,300	7,300
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series PT 1877, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,740	3,740
Series PT 3460, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,005	10,005
Series Putters 1094, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,850	2,850
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.72% tender 1/3/07, CP mode	3,200	3,200
		68,300
Tennessee - 1.2%
Knoxville Waste Wtr. Sys. Rev. Participating VRDN Series ROC II R 9010, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,510	5,510
Memphis Elec. Sys. Rev. Participating VRDN Series MS 1031, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,845	5,845
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. Participating VRDN Series Putters 1316, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,695	9,695
Metropolitan Govt. Nashville & Davidson County Indl. Rev. (Ridgelake Apts. Proj.) 3.58%, LOC Freddie Mac, VRDN (b)	17,029	17,029
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Tennessee - continued
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 1,985	$ 1,985
Sullivan County Health, Edl. & Hosp. Board Hosp. Rev. Participating VRDN Series LB 06 F6, 3.66% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	5,400	5,400
		45,464
Texas - 17.5%
Aldine Independent School District Participating VRDN Series Putters 827, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,920	2,920
Arlington Spl. Oblig. Series B, 3.63% (MBIA Insured), VRDN (b)	6,800	6,800
Austin Elec. Util. Sys. Rev. Participating VRDN Series MS 1364, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	11,725	11,725
Bastrop Independent School District Participating VRDN Series ROC II R492, 3.6% (Liquidity Facility Citibank NA) (b)(d)	8,150	8,150
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 3.66%, LOC JPMorgan Chase Bank, VRDN (b)	1,200	1,200
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN:
Series Putters 517, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	13,345	13,345
Series ROC II R 7517, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,140	5,140
Series TOC 05 Y, 3.6% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	5,925	5,925
Boerne Independent School District Participating VRDN Series Putters 626, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,175	3,175
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 3.72%, VRDN (b)	2,600	2,600
Brownsville Util. Sys. Rev. Participating VRDN Series DB 175, 3.59% (Liquidity Facility Deutsche Bank AG) (b)(d)	10,715	10,715
Corpus Christi Gen. Oblig. Participating VRDN Series PT 2105, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,835	4,835
Corsicana Independent School District Participating VRDN Series DB 111, 3.59% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,085	5,085
Crowley Independent School District Participating VRDN Series PT 3039, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,080	7,080
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Dallas Independent School District Participating VRDN:
Series PT 2210, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 7,275	$ 7,275
Series ROC II R6069, 3.6% (Liquidity Facility Citibank NA) (b)(d)	3,470	3,470
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 3.63% (Liquidity Facility Societe Generale) (b)(d)	1,290	1,290
Denton Independent School District Participating VRDN Series MS 451, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	4,015	4,015
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 3.63% (Liquidity Facility Societe Generale) (b)(d)	1,000	1,000
Duncanville Independent School District Participating VRDN Series SGA 149, 3.63% (Liquidity Facility Societe Generale) (b)(d)	4,000	4,000
El Paso Gen. Oblig. Participating VRDN Series Putters 1042, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,595	3,595
Fort Bend County Gen. Oblig. Participating VRDN Series Putters 1326, 3.61% (Liquidity Facility Deutsche Postbank AG) (b)(d)	2,775	2,775
Galena Park Independent School District Participating VRDN Series SG 154, 3.59% (Liquidity Facility Societe Generale) (b)(d)	11,065	11,065
Garland Independent School District Participating VRDN Series ROC II R2213, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,335	5,335
Granbury Independent School District Participating VRDN Series SG 129, 3.59% (Liquidity Facility Societe Generale) (b)(d)	4,815	4,815
Harlandale Independent School District Participating VRDN Series Putters 524, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,690	2,690
Harris County Gen. Oblig. Participating VRDN:
Series MSTC 01 126 Class A, 3.62% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	26,000	26,000
Series Putters 1099, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,800	2,800
Series Putters 505, 3.6% (Liquidity Facility PNC Bank NA, Pittsburgh) (b)(d)	10,540	10,540
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 3.63% (MBIA Insured), VRDN (b)	3,300	3,300
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 3.66%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	5,900	5,900
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 3,505	$ 3,505
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.) (b)(d)(e)	6,600	6,600
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 3.59%, LOC KBC Bank NV, VRDN (b)	6,500	6,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 3.61% (Liquidity Facility Citibank NA) (b)(d)	9,000	9,000
Series SG 149, 3.59% (Liquidity Facility Societe Generale) (b)(d)	17,500	17,500
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,460	5,460
Series ROC II 2084, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,220	5,220
Houston Gen. Oblig. Participating VRDN:
Series PT 3455, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,140	7,140
Series PT 969, 3.59% (Liquidity Facility DEPFA BANK PLC) (b)(d)	8,200	8,200
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 3.59% (Liquidity Facility Societe Generale) (b)(d)	3,100	3,100
Houston Independent School District Participating VRDN Series DB 169, 3.59% (Liquidity Facility Deutsche Bank AG) (b)(d)	3,365	3,365
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	1,500	1,500
Houston Util. Sys. Rev. Participating VRDN:
Series PT 2243, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,105	7,105
Series PT 3229, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,325	5,325
Series Putters 527, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,140	3,140
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series GS 06 37TPZ, 3.63% (Liquidity Facility Wells Fargo & Co.) (b)(d)	6,000	6,000
Series Merlots 02 A16, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	2,285	2,285
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Houston Wtr. & Swr. Sys. Rev. Participating VRDN: - continued
Series SG 120, 3.59% (Liquidity Facility Societe Generale) (b)(d)	$ 11,600	$ 11,600
Hunt Memorial Hosp. District Rev. Series 1998, 3.62% (FSA Insured), VRDN (b)	4,165	4,165
Irving Independent School District Participating VRDN Series 2006 274 Class A, 3.65% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,585	9,585
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN:
Series MS 1082, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,743	5,743
Series PT 1818, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,240	4,240
Mansfield Independent School District Participating VRDN Series Putters 704, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	1,990	1,990
Midlothian Independent School District Participating VRDN Series PT 3081, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,720	5,720
Montgomery County Gen. Oblig. Participating VRDN Series ROC II R 7037, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,885	3,885
Montgomery County Muni. Util. District #46 Participating VRDN Series Putters 548, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	1,705	1,705
New Caney Independent School District Participating VRDN Series MS 1286, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	9,530	9,530
North East Texas Independent School District Participating VRDN Series MS 06 1333, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,755	5,755
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series SG 168, 3.59% (Liquidity Facility Societe Generale) (b)(d)	10,000	10,000
Northside Independent School District Participating VRDN Series PT 2329, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,620	4,620
Nueces River Auth. Wtr. Supply Rev. Participating VRDN:
Series PT 3190, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,730	5,730
Series Putters 1412, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,950	2,950
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Pearland Independent School District Participating VRDN Series SG 106, 3.59% (Liquidity Facility Societe Generale) (b)(d)	$ 500	$ 500
Plano Independent School District Participating VRDN Series SGA 128, 3.63% (Liquidity Facility Societe Generale) (b)(d)	1,680	1,680
Port Houston Auth. Harris County Participating VRDN Series PT 3531, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,325	11,325
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.6% (Liquidity Facility Societe Generale) (b)(d)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 3.63% (Liquidity Facility Societe Generale) (b)(d)	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,580	6,580
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series MS 00 469, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	9,995	9,995
Series SG 101, 3.59% (Liquidity Facility Societe Generale) (b)(d)	2,700	2,700
Series SG 104, 3.59% (Liquidity Facility Societe Generale) (b)(d)	12,250	12,250
Series SG 105, 3.59% (Liquidity Facility Societe Generale) (b)(d)	11,700	11,700
3.61% (Liquidity Facility Bank of America NA), VRDN (b)	20,275	20,275
San Antonio Independent School District Bonds Series AAB 01 28, 3.61%, tender 11/7/06 (Liquidity Facility ABN-AMRO Bank NV) (b)(d)	1,400	1,400
San Antonio Muni. Drainage Util. Sys. Rev. Participating VRDN Series ROC II R553, 3.6% (Liquidity Facility Citibank NA) (b)(d)	5,190	5,190
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 3.6% (Liquidity Facility Wachovia Bank NA) (b)(d)	1,000	1,000
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 3.61% (Liquidity Facility Citibank NA) (b)(d)	5,805	5,805
Series ROC II R2222, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,140	4,140
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 3.62%, LOC Bank of America NA, VRDN (b)	2,700	2,700
Sunnyvale School District Participating VRDN Series Putters 619, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,560	5,560
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN:
Series PT 3428, 3.63% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 10,355	$ 10,355
Series PT 976, 3.59% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	7,995	7,995
Texarkana Participating VRDN Series PT 3144, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,390	6,390
Texas A&M Univ. Rev. Participating VRDN Series Putters 945, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,445	1,445
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 03 26 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	4,800	4,800
Series LB 05 K15, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	8,000	8,000
Series MACN 05 I, 3.6% (Liquidity Facility Bank of America NA) (b)(d)	4,695	4,695
Series PT 3018, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,485	5,485
Series PT 3489, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,580	13,580
Series Putters 1024, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,935	8,935
TRAN 4.5% 8/31/07	71,280	71,822
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series Putters 1330, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,425	2,425
Series Putters 1331, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,005	3,005
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 3.59% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	4,045	4,045
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 3.62% (Liquidity Facility Societe Generale) (b)(d)	10,000	10,000
Ysleta Independent School District Participating VRDN:
Series Putters 1039, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,000	6,000
Series ROC II R 7041, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,385	6,385
		663,205
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Utah - 1.2%
Central Utah Wtr. Conservancy District Wtr. Conservancy Rev. Participating VRDN Series ROC II R2202, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 8,505	$ 8,505
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN:
Series EGL 96 C4402 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	2,775	2,775
Series MS 175, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	16,495	16,495
Saint George Elec. Rev. Participating VRDN Series Putters 917, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,600	5,600
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,280	6,280
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,130	5,130
		44,785
Virginia - 1.5%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.64% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	1,300	1,300
Fairfax County Econ. Dev. Auth. Student Hsg. Rev. (George Mason Univ. Foundation, Inc., Proj.) 3.57%, LOC SunTrust Banks, Inc., VRDN (b)	8,100	8,100
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(Virginia Elec. & Pwr. Co. Proj.) Series 84, 3.8% tender 12/6/06, CP mode	1,000	1,000
(Virginia Elec. Pwr. Co. Proj.) Series 84:
3.68% tender 11/9/06, CP mode	2,000	2,000
3.7% tender 11/8/06, CP mode	2,000	2,000
3.8% tender 11/2/06, CP mode	4,000	4,000
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 3.61%, VRDN (b)	25,575	25,575
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1303, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	11,350	11,350
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	2,300	2,300
		57,625
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - 3.4%
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 3.62% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	$ 9,795	$ 9,795
Central Washington Univ. Sys. Rev. Participating VRDN Series ROC II R 2121, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,175	4,175
Energy Northwest Elec. Rev. Participating VRDN:
Series EGL 06 65 Class A, 3.61% (Liquidity Facility Citibank NA) (b)(d)	12,900	12,900
Series PT 734, 3.59% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	7,000	7,000
Series ROC II R152, 3.6% (Liquidity Facility Citibank NA) (b)(d)	2,230	2,230
Series ROC II R3012, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,715	9,715
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,290	5,290
King County Rural Library District Participating VRDN Series Putters 1015, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,645	5,645
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,965	3,965
King County Swr. Rev. Participating VRDN:
Series MS 01 554, 3.6% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Series PT 3466, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,000	4,000
Lewis County Pub. Util. District #1 Participating VRDN Series ROC RR II R4026, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,320	6,320
Redmond Cmnty. Properties Lease Participating VRDN Series MT 269, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,445	3,445
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,940	4,940
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Participating VRDN Series ROC II R2041, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,940	3,940
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 3.59%, LOC Bank of America NA, VRDN (b)	11,000	11,000
Washington Gen. Oblig. Participating VRDN:
Series PT 2095, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	1,980	1,980
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series Putters 1199, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 3,625	$ 3,625
Series Putters 1296, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,915	4,915
Series Putters 509, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,470	5,470
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series A, 3.58%, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,735	9,735
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 3.62%, LOC Bank of America NA, VRDN (b)	2,200	2,200
		127,285
West Virginia - 0.3%
Cabell County Life Care Facilities Rev. (Foster Foundation Prog.) Series 1998 A, 3.76%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	3,950	3,950
West Virginia Univ. Revs. Participating VRDN:
Series Putters 698, 3.6% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	2,375	2,375
Series ROC II R4067, 3.6% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,005	7,005
		13,330
Wisconsin - 1.7%
Badger Tobacco Asset Securitization Corp. Participating VRDN Series PA 1361, 3.65% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,130	3,130
Central Brown County Wtr. Auth. Wtr. Sys. Rev. Participating VRDN Series PT 3071, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,725	6,725
Wisconsin Gen. Oblig. Participating VRDN Series PT 967, 3.59% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	8,925	8,925
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PT 873, 3.59% (Liquidity Facility Svenska Handelsbanken AB) (b)(d)	10,765	10,765
Series PT 917, 3.6% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	13,190	13,190
Series Putters 399, 3.6% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,245	3,245
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Nat'l. Regency of New Berlin, Inc. Proj.) 3.69%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	$ 5,800	$ 5,800
Series B, 3.6%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	8,000	8,000
3.6%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	5,500	5,500
		65,280
	Shares
Other - 3.4%
Fidelity Tax-Free Cash Central Fund, 3.58% (a)(c)	127,515,800	127,516
TOTAL INVESTMENT PORTFOLIO - 95.3% (Cost $3,617,065)		3,617,065
NET OTHER ASSETS - 4.7%		179,412
NET ASSETS - 100%		$ 3,796,477
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $49,410,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Florida Gen. Oblig. Bonds Series Merlots 05 A22, 3.35%, tender 11/14/06 (Liquidity Facility Wachovia Bank NA)	11/16/05	$ 16,150
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.)	1/20/06	$ 6,600
Philadelphia School District Bonds Series PT 2793, 3.55%, tender 10/11/07 (Liquidity Facility Dexia Cr. Local de France)	6/29/05	$ 6,965
Wichita Hosp. Rev. Bonds Series MT 170, 3.43%, tender 2/1/07 (Liquidity Facility Landesbank Hessen-Thuringen)	11/10/05 - 2/1/06	$ 19,695
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Tax-Free Cash Central Fund	$ 3,240

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	October 31, 2006

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,489,549)	$ 3,489,549
Fidelity Central Funds (cost $127,516)	127,516
Total Investments (cost $3,617,065)		$ 3,617,065
Cash		114,565
Receivable for investments sold		26,649
Receivable for fund shares sold		67,830
Interest receivable		29,780
Receivable from investment adviser for expense reductions		76
Other receivables		450
Total assets		3,856,415

Liabilities
Payable for investments purchased	$ 1,000
Payable for fund shares redeemed	56,803
Distributions payable	177
Accrued management fee	787
Distribution fees payable	344
Other affiliated payables	651
Other payables and accrued expenses	176
Total liabilities		59,938

Net Assets		$ 3,796,447
Net Assets consist of:
Paid in capital		$ 3,796,338
Distributions in excess of net investment income		(2)
Accumulated undistributed net realized gain (loss) on investments		141
Net Assets		$ 3,796,477

Daily Money Class: Net Asset Value, offering price and redemption price per share ($616,890 ÷ 616,450 shares)		$ 1.00

Capital Reserves Class: Net Asset Value, offering price and redemption price per share ($518,940 ÷ 518,575 shares)		$ 1.00

Fidelity Tax-Free Money Market Fund: Net Asset Value, offering price and redemption price per share ($2,660,647 ÷ 2,659,969 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended October 31, 2006

Investment Income
Interest		$ 108,808
Income from Fidelity Central Funds		3,240
Total income		112,048

Expenses
Management fee	$ 8,627
Transfer agent fees	6,934
Distribution fees	4,092
Accounting fees and expenses	326
Custodian fees and expenses	56
Independent trustees' compensation	13
Registration fees	611
Audit	52
Legal	10
Miscellaneous	64
Total expenses before reductions	20,785
Expense reductions	(6,537)	14,248
Net investment income		97,800
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		220
Net increase in net assets resulting from operations		$ 98,020

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended October 31, 2006	Year ended October 31, 2005
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 97,800	$ 43,300
Net realized gain (loss)	220	34
Net increase in net assets resulting from operations	98,020	43,334
Distributions to shareholders from net investment income	(97,793)	(43,305)
Share transactions - net increase (decrease)	841,473	776,912
Total increase (decrease) in net assets	841,700	776,941

Net Assets
Beginning of period	2,954,777	2,177,836
End of period (including distributions in excess of net investment income of $2 and distributions in excess of net investment income of $2, respectively)	$ 3,796,477	$ 2,954,777

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Daily Money Class

Years ended October 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.027	.016	.005	.005	.010
Distributions from net investment income	(.027)	(.016)	(.005)	(.005)	(.010)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.72%	1.58%	.47%	.52%	.98%
Ratios to Average Net Assets B, C
Expenses before reductions	.73%	.74%	.74%	.74%	.73%
Expenses net of fee waivers, if any	.70%	.70%	.70%	.70%	.70%
Expenses net of all reductions	.54%	.61%	.69%	.68%	.66%
Net investment income	2.70%	1.60%	.49%	.52%	.98%
Supplemental Data
Net assets, end of period (in millions)	$ 617	$ 575	$ 625	$ 544	$ 576

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Capital Reserves Class

Years ended October 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.024	.013	.002	.003	.007
Distributions from net investment income	(.024)	(.013)	(.002)	(.003)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.46%	1.33%	.23%	.30%	.72%
Ratios to Average Net Assets B, C
Expenses before reductions	.98%	.99%	.99%	.99%	.98%
Expenses net of fee waivers, if any	.95%	.95%	.94%	.93%	.95%
Expenses net of all reductions	.79%	.86%	.93%	.91%	.91%
Net investment income	2.45%	1.35%	.25%	.29%	.72%
Supplemental Data
Net assets, end of period (in millions)	$ 519	$ 524	$ 504	$ 369	$ 367

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Fidelity Tax-Free Money Market Fund

Years ended October 31,	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.029	.018	.007	.008	.012
Distributions from net investment income	(.029)	(.018)	(.007)	(.008)	(.012)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	2.97%	1.84%	.73%	.78%	1.21%
Ratios to Average Net Assets B, C
Expenses before reductions	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.29%	.36%	.44%	.43%	.41%
Net investment income	2.95%	1.85%	.74%	.74%	1.17%
Supplemental Data
Net assets, end of period (in millions)	$ 2,661	$ 1,856	$ 1,049	$ 495	$ 254

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2006

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Tax-Exempt Fund (the Fund) is a fund of Fidelity Newbury Street Trust (the trust) (formerly Newbury Street Trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

The Fund offers three classes of shares, Daily Money Class, Capital Reserves Class and Fidelity Tax-Free Money Market Fund. Each class has equal rights as to assets and voting privileges and has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value.

Investment Transactions and Income. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the Internal Revenue Service (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows:

Unrealized appreciation	$ -
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	-
Undistributed ordinary income	141

Cost for federal income tax purposes	$ 3,617,065

The tax character of distributions paid was as follows:

	October 31, 2006	October 31, 2005
Tax-exempt Income	$ 97,793	$ 43,305

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Annual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncement - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Daily Money Class and Capital Reserves Class pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which are based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Daily Money Class	.00%	.25%	$ 1,547	$ 120
Capital Reserves Class	.25%	.25%	2,545	275
			$ 4,092	$ 395

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives the proceeds of deferred sales charges of .25% on certain purchases of the Daily Money Class. When Daily Money Class shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made. For the period, FDC retained no sales load from Daily Money Class.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and shareholder servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, to perform the activities associated with the Fund's transfer and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Tax Exempt pays a transfer agent fee equal to an annual rate of .20% of its month end net assets. For the period the total transfer agent fees paid by each class to FIIOC were as follows.

Daily Money Class	$ 1,221
Capital Reserves Class	1,002
Fidelity Tax-Free Money Market Fund	4,711
$ 6,934

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Annual Report

4. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Daily Money Class	.70%	$ 189
Capital Reserves Class	.95%	152
Fidelity Tax-Free Money Market Fund	.45%	819
		$ 1,160

In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and accounting expenses by $56 and $326, respectively. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Daily Money Class	$ 896
Capital Reserves Class	736
Fidelity Tax-Free Money Market Fund	3,363
$ 4,995

5. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Years ended October 31,
	2006	2005
From net investment income
Daily Money Class	$ 16,602	$ 9,417
Capital Reserves Class	12,386	6,442
Fidelity Tax-Free Money Market Fund	68,805	27,446
Total	$ 97,793	$ 43,305

7. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Years ended October 31,
	2006	2005
Daily Money Class Shares sold	3,146,123	2,995,165
Reinvestment of distributions	15,597	8,704
Shares redeemed	(3,119,787)	(3,054,026)
Net increase (decrease)	41,933	(50,157)
Capital Reserves Class Shares sold	2,528,347	2,299,484
Reinvestment of distributions	12,181	6,281
Shares redeemed	(2,545,253)	(2,285,709)
Net increase (decrease)	(4,725)	20,056
Fidelity Tax-Free Money Market Fund Shares sold	11,423,682	6,423,517
Reinvestment of distributions	67,656	27,099
Shares redeemed	(10,687,073)	(5,643,603)
Net increase (decrease)	804,265	807,013

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Newbury Street Trust (formerly Newbury Street Trust) and the Shareholders of Tax-Exempt Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Exempt Fund (a fund of Fidelity Newbury Street Trust) at October 31, 2006, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Tax-Exempt Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 12, 2006

Annual Report

Trustees and Officers

The Trustees, Members of the Advisory Board, and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy, each of the Trustees oversees 348 funds advised by FMR or an affiliate. Mr. McCoy oversees 350 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 72nd birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers and Advisory Board Members hold office without limit in time, except that any officer and Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (76)

Year of Election or Appointment: 1991

Mr. Johnson is Chairman of the Board of Trustees. Mr. Johnson serves as President (2006-present), Chief Executive Officer, Chairman, and a Director of FMR Corp.; Chairman and a Director of FMR; Chairman and a Director of Fidelity Research & Analysis Company (FRAC); Chairman and a Director of Fidelity Investments Money Management, Inc.; and Chairman (2001-present) and a Director of FMR Co., Inc. In addition, Mr. Johnson serves as Chairman and Director of Fidelity International Limited (FIL).

Stephen P. Jonas (53)

Year of Election or Appointment: 2005

Mr. Jonas is Senior Vice President of the fund (2005-present). He also serves as Senior Vice President of other Fidelity funds (2005-present). Mr. Jonas is Executive Director of FMR (2005-present) and FMR Co., Inc. (2005-present). He also serves as a Director of Fidelity Investments Money Management, Inc. (2005-present) and FMR Corp. (2003-present). Previously, Mr. Jonas served as President of Fidelity Enterprise Operations and Risk Services (2004-2005), Chief Administrative Officer (2002-2004), and Chief Financial Officer of FMR Corp. (1998-2002). In addition, he serves on the Boards of Boston Ballet (2003-present) and Simmons College (2003-present).

Robert L. Reynolds (54)

Year of Election or Appointment: 2003

Mr. Reynolds is President and a Director of FMR (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and FMR Co., Inc. (2005-present). Mr. Reynolds also serves as Vice Chairman (2006-present), a Director (2003-present), and Chief Operating Officer of FMR Corp. and a Director of Strategic Advisers, Inc. (2005-present). He also serves on the Board at Fidelity Investments Canada, Ltd.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Dennis J. Dirks (58)

Year of Election or Appointment: 2005

Prior to his retirement in May 2003, Mr. Dirks was Chief Operating Officer and a member of the Board of The Depository Trust & Clearing Corporation (DTCC) (1999-2003). He also served as President, Chief Operating Officer, and Board member of The Depository Trust Company (DTC) (1999-2003) and President and Board member of the National Securities Clearing Corporation (NSCC) (1999-2003). In addition, Mr. Dirks served as Chief Executive Officer and Board member of the Government Securities Clearing Corporation (2001-2003) and Chief Executive Officer and Board member of the Mortgage-Backed Securities Clearing Corporation (2001-2003). Mr. Dirks also serves as a Trustee and a member of the Finance Committee of Manhattan College (2005-present) and a Trustee and a member of the Finance Committee of AHRC of Nassau County (2006-present).

Albert R. Gamper, Jr. (64)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (1989-2002). He currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2001-present), Chairman of the Board of Governors, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System.

George H. Heilmeier (70)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), and HRL Laboratories (private research and development, 2004-present). He is Chairman of the General Motors Science & Technology Advisory Board and a Life Fellow of the Institute of Electrical and Electronics Engineers (IEEE). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences, and the Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002), Compaq (1994-2002), Automatic Data Processing, Inc. (ADP) (technology-based business outsourcing, 1995-2002), INET Technologies Inc. (telecommunications network surveillance, 2001-2004), and Teletech Holdings (customer management services). He is the recipient of the 2005 Kyoto Prize in Advanced Technology for his invention of the liquid crystal display, and a member of the Consumer Electronics Hall of Fame.

Marie L. Knowles (60)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing) and McKesson Corporation (healthcare service, 2002-present). Ms. Knowles is a Trustee of the Brookings Institution and the Catalina Island Conservancy and also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (62)

Year of Election or Appointment: 2000

Mr. Lautenbach is Chairman of the Independent Trustees (2006-present). Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. Mr. Lautenbach serves as a Director of Sony Corporation (2006-present) and Eaton Corporation (diversified industrial) as well as the Philharmonic Center for the Arts in Naples, Florida. He also is a member of the Board of Trustees of Fairfield University (2005-present), as well as a member of the Council on Foreign Relations.

William O. McCoy (73)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Duke Realty Corporation (real estate). He is also a partner of Franklin Street Partners (private investment management firm). In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors for the University of North Carolina at Chapel Hill and currently serves as Chairman of the Board of Directors of the University of North Carolina Health Care System. He also served as Vice President of Finance for the University of North Carolina (16-school system).

Cornelia M. Small (62)

Year of Election or Appointment: 2005

Ms. Small is a member (2000-present) and Chairperson (2002-present) of the Investment Committee, and a member (2002-present) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1999). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

William S. Stavropoulos (67)

Year of Election or Appointment: 2001

Mr. Stavropoulos is Chairman Emeritus of the Board of Directors of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000; 2002-2003), CEO (1995-2000; 2002-2004), and Chairman of the Executive Committee (2000-2004). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions), BellSouth Corporation (telecommunications), Chemical Financial Corporation, Maersk Inc. (industrial conglomerate, 2002-present), and Metalmark Capital (private equity investment firm, 2005-present). He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research. In addition, Mr. Stavropoulos is a member of The Business Council, J.P. Morgan International Council and the University of Notre Dame Advisory Council for the College of Science.

Kenneth L. Wolfe (67)

Year of Election or Appointment: 2005

Prior to his retirement in 2001, Mr. Wolfe was Chairman and Chief Executive Officer of Hershey Foods Corporation (1993-2001). He currently serves as a member of the boards of Adelphia Communications Corporation (2003-present), Bausch & Lomb, Inc., and Revlon Inc. (2004-present).

Annual Report

Advisory Board Members and Executive Officers:

Correspondence intended for Mr. Keyes may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235. Correspondence intended for each executive officer and Mr. Lynch may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
James H. Keyes (66)

Year of Election or Appointment: 2006

Member of the Advisory Board of Fidelity Newbury Street Trust. Prior to his retirement in 2003, Mr. Keyes was Chairman, President, and Chief Executive Officer of Johnson Controls, Inc. (automotive supplier, 1993-2003). He currently serves as a member of the boards of LSI Logic Corporation (semiconductor technologies), Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, 2002-present), and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions).

Peter S. Lynch (62)

Year of Election or Appointment: 2003

Member of the Advisory Board of Fidelity Newbury Street Trust. Mr. Lynch is Vice Chairman and a Director of FMR, and Vice Chairman (2001-present) and a Director of FMR Co., Inc. Previously, Mr. Lynch served as a Trustee of the Fidelity funds (1990-2003). In addition, he serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund.

Boyce I. Greer (50)

Year of Election or Appointment: 2006

Vice President of the fund. Mr. Greer also serves as Vice President of certain Equity Funds (2005-present), certain Asset Allocation Funds (2005-present), Fixed-Income Funds (2006-present), and Money Market Funds (2006-present). Mr. Greer is also a Trustee of other investment companies advised by FMR (2003-present). He is an Executive Vice President of FMR (2005-present) and FMR Co., Inc. (2005-present), and Senior Vice President of Fidelity Investments Money Management, Inc. (2006-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005), and Executive Vice President (2000-2002) and Money Market Group Leader (1997-2002) of the Fidelity Investments Fixed Income Division. He also served as Vice President of Fidelity's Money Market Funds (1997-2002), Senior Vice President of FMR (1997-2002), and Vice President of FIMM (1998-2002).

Charles S. Morrison (45)

Year of Election or Appointment: 2005

Vice President of the fund. Mr. Morrison also serves as Vice President of Fidelity's Money Market Funds (2005-present) and certain Asset Allocation Funds (2002-present). Previously, he served as Vice President of Fidelity's Bond Funds (2002-2005) and certain Balanced Funds (2002-2005). He served as Vice President (2002-2005) and Bond Group Leader (2002-2005) of Fidelity Investments Fixed Income Division. Mr. Morrison is also Vice President of FIMM (2002-present) and FMR (2002-present). Mr. Morrison joined Fidelity Investments in 1987 as a Corporate Bond Analyst in the Fixed Income Research Division.

David L. Murphy (58)

Year of Election or Appointment: 2002

Vice President of the fund. Mr. Murphy also serves as Vice President of Fidelity's Money Market Funds (2002-present), certain Asset Allocation Funds (2003-present), Fixed-Income Funds (2005-present), and Balanced Funds (2005-present). He serves as Senior Vice President (2000-present) and Head (2004-present) of the Fidelity Investments Fixed Income Division. Mr. Murphy is also a Senior Vice President of Fidelity Investments Money Management, Inc. (2003-present) and an Executive Vice President of FMR (2005-present). Previously, Mr. Murphy served as Money Market Group Leader (2002-2004), Bond Group Leader (2000-2002), and Vice President of Fidelity's Taxable Bond Funds (2000-2002) and Fidelity's Municipal Bond Funds (2001-2002).

Michael Widrig (43)

Year of Election or Appointment: 2004

Vice President of the fund. Mr. Widrig also serves as Vice President of other funds advised by FMR. Prior to assuming his current responsibilities, Mr. Widrig worked as an analyst and manager.

Eric D. Roiter (57)

Year of Election or Appointment: 2001

Secretary of the fund. He also serves as Secretary of other Fidelity funds; Vice President, General Counsel, and Secretary of FMR Co., Inc. (2001-present) and FMR; Assistant Secretary of Fidelity Management & Research (U.K.) Inc. (2001-present), Fidelity Research & Analysis Company (2001-present), and Fidelity Investments Money Management, Inc. (2001-present). Mr. Roiter is an Adjunct Member, Faculty of Law, at Boston College Law School (2003-present). Previously, Mr. Roiter served as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (1998-2005).

Stuart Fross (47)

Year of Election or Appointment: 2003

Assistant Secretary of the fund. Mr. Fross also serves as Assistant Secretary of other Fidelity funds (2003-present), Vice President and Secretary of FDC (2005-present), and is an employee of FMR.

Christine Reynolds (48)

Year of Election or Appointment: 2004

President and Treasurer of the fund. Ms. Reynolds also serves as President and Treasurer of other Fidelity funds (2004-present) and is a Vice President (2003-present) and an employee (2002-present) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

R. Stephen Ganis (40)

Year of Election or Appointment: 2006

Anti-Money Laundering (AML) officer of the fund. Mr. Ganis also serves as AML officer of other Fidelity funds (2006-present) and FMR Corp. (2003-present). Before joining Fidelity Investments, Mr. Ganis practiced law at Goodwin Procter, LLP (2000-2002).

Joseph B. Hollis (58)

Year of Election or Appointment: 2006

Chief Financial Officer of the fund. Mr. Hollis also serves as Chief Financial Officer of other Fidelity funds. Mr. Hollis is President of Fidelity Pricing and Cash Management Services (FPCMS) (2005-present). Mr. Hollis also serves as President and Director of Fidelity Service Company, Inc. (2006-present). Previously, Mr. Hollis served as Senior Vice President of Cash Management Services (1999-2002) and Investment Management Operations (2002-2005).

Kenneth A. Rathgeber (59)

Year of Election or Appointment: 2004

Chief Compliance Officer of the fund. Mr. Rathgeber also serves as Chief Compliance Officer of other Fidelity funds (2004-present) and Executive Vice President of Risk Oversight for Fidelity Investments (2002-present). He is Chief Compliance Officer of FMR (2005-present), FMR Co., Inc. (2005-present), Fidelity Management & Research (U.K.) Inc. (2005-present), Fidelity Research & Analysis Company (2005-present), Fidelity Investments Money Management, Inc. (2005-present), and Strategic Advisers, Inc. (2005-present). Previously, Mr. Rathgeber served as Executive Vice President and Chief Operating Officer for Fidelity Investments Institutional Services Company, Inc. (1998-2002).

Bryan A. Mehrmann (45)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Mehrmann also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR. Previously, Mr. Mehrmann served as Vice President of Fidelity Investments Institutional Services Group (FIIS)/Fidelity Investments Institutional Operations Corporation, Inc. (FIIOC) Client Services (1998-2004).

Kimberley H. Monasterio (42)

Year of Election or Appointment: 2004

Deputy Treasurer of the fund. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Kenneth B. Robins (37)

Year of Election or Appointment: 2005

Deputy Treasurer of the fund. Mr. Robins also serves as Deputy Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2004-present). Before joining Fidelity Investments, Mr. Robins worked at KPMG LLP, where he was a partner in KPMG's department of professional practice (2002-2004) and a Senior Manager (1999-2000). In addition, Mr. Robins served as Assistant Chief Accountant, United States Securities and Exchange Commission (2000-2002).

Robert G. Byrnes (39)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Byrnes also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Byrnes served as Vice President of FPCMS (2003-2005). Before joining Fidelity Investments, Mr. Byrnes worked at Deutsche Asset Management where he served as Vice President of the Investment Operations Group (2000-2003).

John H. Costello (60)
Year of Election or Appointment: 2001 Assistant Treasurer of the fund. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Peter L. Lydecker (52)
Year of Election or Appointment: 2004 Assistant Treasurer of the fund. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.
Mark Osterheld (51)
Year of Election or Appointment: 2002 Assistant Treasurer of the fund. Mr. Osterheld also serves as Assistant Treasurer of other Fidelity funds (2002) and is an employee of FMR.
Gary W. Ryan (48)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Ryan also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Previously, Mr. Ryan served as Vice President of Fund Reporting in FPCMS (1999-2005).

Salvatore Schiavone (40)

Year of Election or Appointment: 2005

Assistant Treasurer of the fund. Mr. Schiavone also serves as Assistant Treasurer of other Fidelity funds (2005-present) and is an employee of FMR (2005-present). Before joining Fidelity Investments, Mr. Schiavone worked at Deutsche Asset Management, where he most recently served as Assistant Treasurer (2003-2005) of the Scudder Funds and Vice President and Head of Fund Reporting (1996-2003).

Annual Report

Distributions

The Tax Exempt fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2006, $185,058 or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2006, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2007 of amounts for use in preparing 2006 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of the fund's shareholders was held on December 14, 2005. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To amend the Trust Instrument to allow the Board of Trustees, if permitted by applicable law, to authorize fund mergers without shareholder approval. A
	# of Votes	% of Votes
Affirmative	6,862,949,388.88	77.608
Against	1,502,102,564.99	16.986
Abstain	381,973,056.56	4.320
Broker Non-Votes	96,102,007.00	1.087
TOTAL	8,843,127,017.43	100.000
PROPOSAL 2
To elect a Board of Trustees. A
	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	8,331,856,005.11	94.218
Withheld	511,271,012.32	5.782
TOTAL	8,843,127,017.43	100.000
Albert R. Gamper, Jr. B
Affirmative	8,330,970,322.70	94.208
Withheld	512,156,694.73	5.792
TOTAL	8,843,127,017.43	100.000
Robert M. Gates
Affirmative	8,316,438,946.32	94.044
Withheld	526,688,071.11	5.956
TOTAL	8,843,127,017.43	100.000
George H. Heilmeier
Affirmative	8,326,545,588.92	94.158
Withheld	516,581,428.51	5.842
TOTAL	8,843,127,017.43	100.000
	# of Votes	% of Votes
Abigail P. Johnson
Affirmative	8,308,014,284.72	93.949
Withheld	535,112,732.71	6.051
TOTAL	8,843,127,017.43	100.000
Edward C. Johnson 3d
Affirmative	8,269,496,771.82	93.513
Withheld	573,630,245.61	6.487
TOTAL	8,843,127,017.43	100.000
Stephen P. Jonas
Affirmative	8,330,499,363.35	94.203
Withheld	512,627,654.08	5.797
TOTAL	8,843,127,017.43	100.000
Marie L. Knowles
Affirmative	8,331,749,013.44	94.217
Withheld	511,378,003.99	5.783
TOTAL	8,843,127,017.43	100.000
Ned C. Lautenbach
Affirmative	8,333,932,184.73	94.242
Withheld	509,194,832.70	5.758
TOTAL	8,843,127,017.43	100.000
Marvin L. Mann
Affirmative	8,321,718,069.45	94.104
Withheld	521,408,947.98	5.896
TOTAL	8,843,127,017.43	100.000
William O. McCoy
Affirmative	8,323,102,761.73	94.119
Withheld	520,024,255.70	5.881
TOTAL	8,843,127,017.43	100.000
Robert L. Reynolds
Affirmative	8,330,405,043.04	94.202
Withheld	512,721,974.39	5.798
TOTAL	8,843,127,017.43	100.000
	# of Votes	% of Votes
Cornelia M. Small
Affirmative	8,330,466,345.57	94.203
Withheld	512,660,671.86	5.797
TOTAL	8,843,127,017.43	100.000
William S. Stavropoulos
Affirmative	8,324,198,904.89	94.132
Withheld	518,928,112.54	5.868
TOTAL	8,843,127,017.43	100.000
Kenneth L. Wolfe
Affirmative	8,327,381,051.03	94.168
Withheld	515,745,966.40	5.832
TOTAL	8,843,127,017.43	100.000
A Denotes trust-wide proposals and voting results. B Effective on or about January 1, 2006.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Cash Management Funds: Treasury Fund / Prime Fund / Tax-Exempt Fund

Each year, typically in June, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information throughout the year.

The Board meets regularly each month except August and takes into account throughout the year matters bearing on Advisory Contracts. The Board, acting directly and through its separate committees, considers at each of its meetings factors that are relevant to the annual renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. At the time of the renewal, the Board had 12 standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. Each committee has adopted a written charter outlining the structure and purposes of the committee. One such committee, the Fixed-Income Contract Committee, meets periodically as needed throughout the year to consider matters specifically related to the annual renewal of Advisory Contracts. The committee requests and receives information on, and makes recommendations to the Independent Trustees concerning, the approval and annual review of the Advisory Contracts.

At its June 2006 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the Advisory Contracts for each fund. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of the management fee and total expenses of each fund; (iii) the total costs of the services to be provided by and the profits to be realized by the investment adviser and its affiliates from the relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In determining whether to renew the Advisory Contracts for each fund, the Board ultimately reached a determination, with the assistance of fund counsel and Independent Trustees' counsel, that the renewal of the Advisory Contracts and the compensation to be received by Fidelity under the management contracts is consistent with Fidelity's fiduciary duty under applicable law. In addition to evaluating the specific factors noted above, the Board, in reaching its determination, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by competitors to Fidelity, and that each fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' portfolio managers and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board considered Fidelity's extensive global research capabilities that enable the Investment Advisers to aggregate data from various sources in an effort to produce positive investment results. The Board noted that Fidelity's analysts have access to a variety of technological tools that enable them to perform both fundamental and quantitative analysis and to specialize in various disciplines. The Board also considered that Fidelity's portfolio managers and analysts have access to daily portfolio attribution that allows for monitoring of a fund's portfolio, as well as an electronic communication system that provides immediate real-time access to research concerning issuers and credit enhancers. In addition, the Board considered the trading resources that are an integrated part of the fixed-income portfolio management investment process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of administrative, distribution, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the Investment Advisers' supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through phone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing for a large variety of mutual fund investor services. For example, fund shareholders are offered the privilege of exchanging shares of a fund for shares of other Fidelity funds, as set forth in the fund's prospectus, without paying a sales charge. The Board noted that, since the last Advisory Contract renewals in June 2005, Fidelity has taken a number of actions that benefited particular funds, including (i) dedicating additional resources to investment research and to restructure the investment research teams; (ii) voluntarily entering into contractual arrangements with certain brokers pursuant to which Fidelity pays for research products and services separately out of its own resources, rather than bundling with fund commissions; (iii) launching the Fidelity Advantage Class of its five Spartan stock index funds and three Spartan bond index funds, which is a lower-fee class available to shareholders with higher account balances; (iv) contractually agreeing to impose expense limitations on Fidelity U.S. Bond Index Fund and reducing the fund's initial investment minimum; and (v) offering shareholders of each of the Fidelity Institutional Money Market Funds the privilege of exchanging shares of the fund for shares of other Fidelity funds.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether each fund has operated within its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured against a peer group of mutual funds deemed appropriate by the Board over multiple periods. For Treasury Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Advisor C Class and Daily Money Class of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Advisor C Class and Daily Money Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). For Prime Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, the cumulative total returns of Capital Reserves Class and Daily Money Class of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Capital Reserves Class and Daily Money Class represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). For Tax-Exempt Fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2005, as applicable, the cumulative total returns of Capital Reserves Class and Fidelity Tax-Free Money Market Fund (retail class) and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Capital Reserves Class and Fidelity Tax-Free Money Market Fund (retail class) represent the performance of classes with the highest and lowest 12b-1 fees, respectively (not necessarily with the highest and lowest total expenses). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the Lipper peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the Lipper peer group whose performance was equal to or lower than that of the class indicated.

Annual Report

Treasury Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Daily Money Class of the fund was in the first quartile for the one-year period and the second quartile for the three- and five-year periods. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Prime Fund

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Daily Money Class of the fund was in the second quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Tax-Exempt Fund

Annual Report

The Board reviewed the fund's relative investment performance against its Lipper peer group and stated that the performance of Fidelity Tax-Free Money Market Fund (retail class) was in the first quartile for the one- and three-year periods. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of the services provided to each fund will benefit each fund's shareholders, particularly in light of the Board's view that each fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 13% would mean that 87% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Treasury Fund

Prime Fund

Annual Report

Tax-Exempt Fund

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2005. Based on its review, the Board concluded that each fund's management fee was fair and reasonable in light of the services that the fund receives and the other factors considered.

In its review of the total expenses of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expenses of the classes vary primarily by the level of their 12b-1 fees.

Fidelity Tax-Free Money Market Fund (retail class of Tax-Exempt Fund): The Board noted that the total expenses of the class ranked below its competitive median for 2005.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Daily Money Class (25 basis point 12b-1 fee class of each fund): The Board noted that the total expenses of Daily Money Class of each fund ranked above its competitive median for 2005.

Capital Reserves Class (50 basis point 12b-1 fee class of each fund): The Board noted that the total expenses of Capital Reserves Class of each fund ranked above its competitive median for 2005.

Advisor B Class and Advisor C Class (100 basis point 12b-1 fee classes of Treasury Fund): The Board noted that the total expenses of each class ranked above its competitive median for 2005.

In its review of total expenses, the Board also considered Fidelity fee structures and other information on clients that FMR and its affiliates service in other competitive markets, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients.

Based on its review, the Board concluded that the total expenses of each class of each fund were reasonable, although in most cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the results of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board has also reviewed Fidelity's non-fund businesses and any fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and determined that the amount of profit is a fair entrepreneurial profit for the management of each fund.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board concluded that any potential economies of scale are being shared between fund shareholders and Fidelity in an appropriate manner.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Advisory Contracts, the Board requested additional information on several topics, including (i) Fidelity's fund profitability methodology and profitability trends within certain funds; (ii) funds and accounts managed by Fidelity other than the Fidelity funds, including fee arrangements; (iii) the total expenses of certain funds and classes relative to competitors; (iv) fund performance trends; and (v) Fidelity's fee structures.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors
(U.K.) Limited

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

TFM-UANN-1206
1.784782.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Item 2. Code of Ethics

As of the end of the period, October 31, 2006, Fidelity Newbury Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees.

For the fiscal years ended October 31, 2006 and October 31, 2005, the aggregate Audit Fees billed by PricewaterhouseCoopers LLP (PwC) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, for the Prime Fund, Tax-Exempt Fund and Treasury Fund (the funds) and for all funds in the Fidelity Group of Funds are shown in the table below.

Fund	2006A	2005A
Prime Fund	$77,000	$72,000
Tax-Exempt Fund	$42,000	$38,000
Treasury Fund	$44,000	$41,000
All funds in the Fidelity Group of Funds audited by PwC	$13,400,000	$11,900,000
A	Aggregate amounts may reflect rounding.

(b) Audit-Related Fees.

In each of the fiscal years ended October 31, 2006 and October 31, 2005 the aggregate Audit-Related Fees billed by PwC for services rendered for assurance and related services to each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Fund	2006A	2005A
Prime Fund	$0	$0
Tax-Exempt Fund	$0	$0
Treasury Fund	$0	$0
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended October 31, 2006 and October 31, 2005, the aggregate Audit-Related Fees that were billed by PwC that were required to be approved by the Audit Committee for services rendered on behalf of Fidelity Management & Research Company (FMR) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the funds ("Fund Service Providers") for assurance and related services that relate directly to the operations and financial reporting of each fund that are reasonably related to the performance of the audit or review of the fund's financial statements, but not reported as Audit Fees, are shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the audit-related category comprise assurance and related services (e.g., due diligence services) that are traditionally performed by the independent registered public accounting firm. These audit-related services include due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews, attest services that are not required by statute or regulation and consultation concerning financial accounting and reporting standards.

(c) Tax Fees.

In each of the fiscal years ended October 31, 2006 and October 31, 2005, the aggregate Tax Fees billed by PwC for professional services rendered for tax compliance, tax advice, and tax planning for each fund is shown in the table below.

Fund	2006A	2005A
Prime Fund	$1,800	$1,700
Tax-Exempt Fund	$1,800	$1,700
Treasury Fund	$1,800	$1,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended October 31, 2006 and October 31, 2005, the aggregate Tax Fees billed by PwC that were required to be approved by the Audit Committee for professional services rendered on behalf of the Fund Service Providers for tax compliance, tax advice, and tax planning that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$0	$0
A	Aggregate amounts may reflect rounding.

Fees included in the Tax Fees category comprise all services performed by professional staff in the independent registered public accounting firm's tax division except those services related to the audit. Typically, this category would include fees for tax compliance, tax planning, and tax advice. Tax compliance, tax advice, and tax planning services include preparation of original and amended tax returns, claims for refund and tax payment-planning services, assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d) All Other Fees.

In each of the fiscal years ended October 31, 2006 and October 31, 2005, the aggregate Other Fees billed by PwC for all other non-audit services rendered to the funds is shown in the table below.

Fund	2006A	2005A
Prime Fund	$9,600	$10,100
Tax-Exempt Fund	$3,100	$3,100
Treasury Fund	$2,400	$2,700
A	Aggregate amounts may reflect rounding.

In each of the fiscal years ended October 31, 2006 and October 31, 2005, the aggregate Other Fees billed by PwC that were required to be approved by the Audit Committee for all other non-audit services rendered on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund is shown in the table below.

Billed By	2006A	2005A
PwC	$20,000	$420,000
A	Aggregate amounts may reflect rounding.

Fees included in the All Other Fees category include services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the fund.

(e) (1)	Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity Fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund (Non-Covered Service) but that are expected to exceed $50,000 are also subject to pre-approval by the Audit Committee.

All Covered Services, as well as Non-Covered Services that are expected to exceed $50,000, must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee. Neither pre-approval nor advance notice of Non-Covered Service engagements for which fees are not expected to exceed $50,000 is required; such engagements are to be reported to the Audit Committee monthly.

(e) (2)	Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2006 and October 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2006 and October 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2006 and October 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2006 and October 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2006 and October 31, 2005 on behalf of each fund.

There were no amounts that were required to be approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2006 and October 31, 2005 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of each fund.

(f) Not applicable.

(g) For the fiscal years ended October 31, 2006 and October 31, 2005, the aggregate fees billed by PwC of $740,000A and $1,650,000A,B for non-audit services rendered on behalf of the funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Fund Service Providers relating to Covered Services and Non-Covered Services are shown in the table below.

	2006A	2005A
Covered Services	$40,000	$450,000
Non-Covered Services	$700,000	$1,200,000 B
A	Aggregate amounts may reflect rounding.
B	Reflects current period presentation.

(h) The trust's Audit Committee has considered Non-Covered Services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the funds, taking into account representations from PwC, in accordance with Independence Standards Board Standard No.1, regarding its independence from the funds and their related entities.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Newbury Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	December 15, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	December 15, 2006